UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2010

1.842162.104

CDCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AUTO COMPONENTS - 3.6%
Auto Parts & Equipment - 3.6%
Autoliv, Inc.	115,200	$ 9,093,888
Tenneco, Inc. (a)	186,453	7,674,405
TRW Automotive Holdings Corp. (a)	141,207	7,441,609
		24,209,902
AUTOMOBILES - 2.2%
Automobile Manufacturers - 2.2%
Bayerische Motoren Werke AG (BMW)	36,818	2,896,930
General Motors Co.	321,700	11,857,862
Volkswagen AG	325	46,016
		14,800,808
DISTRIBUTORS - 0.3%
Distributors - 0.3%
Li & Fung Ltd.	304,000	1,763,963
DIVERSIFIED CONSUMER SERVICES - 3.1%
Education Services - 1.5%
DeVry, Inc.	102,032	4,895,495
Grand Canyon Education, Inc. (a)	275,975	5,406,350
		10,301,845
Specialized Consumer Services - 1.6%
Sotheby's Class A (ltd. vtg.)	131,763	5,929,335
Steiner Leisure Ltd. (a)	95,905	4,478,764
		10,408,099
TOTAL DIVERSIFIED CONSUMER SERVICES		20,709,944
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)	261,800	1,484,406
FOOD & STAPLES RETAILING - 1.3%
Hypermarkets & Super Centers - 1.3%
BJ's Wholesale Club, Inc. (a)	39,782	1,905,558
Costco Wholesale Corp.	96,934	6,999,604
		8,905,162
HOTELS, RESTAURANTS & LEISURE - 21.8%
Casinos & Gaming - 4.5%
Betfair Group PLC	110,900	1,667,919
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Casinos & Gaming - continued
Las Vegas Sands Corp. unit	12,127	$ 9,436,261
MGM Mirage, Inc. (a)(d)	540,505	8,026,499
Pinnacle Entertainment, Inc. (a)	265,664	3,724,609
WMS Industries, Inc. (a)	170,751	7,724,775
		30,580,063
Hotels, Resorts & Cruise Lines - 5.2%
Accor SA	76,243	3,394,498
China Lodging Group Ltd. ADR	87,130	1,898,563
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	114,001	4,669,481
Marriott International, Inc. Class A	120,751	5,015,997
Starwood Hotels & Resorts Worldwide, Inc.	182,586	11,097,577
Wyndham Worldwide Corp.	292,002	8,748,380
		34,824,496
Restaurants - 12.1%
BJ's Restaurants, Inc. (a)	135,573	4,803,351
Bravo Brio Restaurant Group, Inc.	82,700	1,585,359
Darden Restaurants, Inc.	199,300	9,255,492
McDonald's Corp.	465,995	35,769,776
P.F. Chang's China Bistro, Inc. (d)	109,387	5,300,894
Ruth's Hospitality Group, Inc. (a)	665,110	3,079,459
Starbucks Corp.	472,841	15,192,381
Texas Roadhouse, Inc. Class A (a)	418,405	7,184,014
		82,170,726
TOTAL HOTELS, RESTAURANTS & LEISURE		147,575,285
HOUSEHOLD DURABLES - 2.9%
Home Furnishings - 1.0%
Tempur-Pedic International, Inc. (a)	172,170	6,897,130
Homebuilding - 1.5%
Lennar Corp. Class A	408,300	7,655,625
Toll Brothers, Inc. (a)	112,100	2,129,900
		9,785,525
Household Appliances - 0.4%
Stanley Black & Decker, Inc.	40,068	2,679,347
TOTAL HOUSEHOLD DURABLES		19,362,002
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 5.4%
Internet Retail - 5.4%
Amazon.com, Inc. (a)	167,291	$ 30,112,380
Expedia, Inc.	146,714	3,681,054
Ocado Group PLC (a)	55,200	153,552
Priceline.com, Inc. (a)	7,050	2,816,828
		36,763,814
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
eBay, Inc. (a)	238,849	6,647,168
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	55,666	4,343,061
MEDIA - 23.1%
Advertising - 2.8%
Interpublic Group of Companies, Inc. (a)	503,697	5,349,262
Lamar Advertising Co. Class A (a)	155,596	6,198,945
National CineMedia, Inc.	373,295	7,432,303
		18,980,510
Broadcasting - 0.8%
Scripps Networks Interactive, Inc. Class A	102,468	5,302,719
Cable & Satellite - 10.8%
Comcast Corp.:
Class A	471,900	10,367,643
Class A (special) (non-vtg.)	390,216	8,120,395
DIRECTV (a)	447,594	17,872,428
Kabel Deutschland Holding AG	140,400	6,546,554
Sirius XM Radio, Inc. (a)	2,622,900	4,301,556
Time Warner Cable, Inc.	167,061	11,031,038
Virgin Media, Inc. (d)	561,253	15,288,532
		73,528,146
Movies & Entertainment - 8.1%
News Corp. Class A	1,324,308	19,281,924
The Walt Disney Co.	946,641	35,508,504
		54,790,428
Publishing - 0.6%
United Business Media Ltd.	408,900	4,401,823
TOTAL MEDIA		157,003,626
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 5.3%
Department Stores - 1.2%
Nordstrom, Inc.	153,379	$ 6,500,202
Retail Ventures, Inc. (a)	123,000	2,004,900
		8,505,102
General Merchandise Stores - 4.1%
Droga Raia SA	21,000	321,919
Target Corp.	457,076	27,483,980
		27,805,899
TOTAL MULTILINE RETAIL		36,311,001
SPECIALTY RETAIL - 21.8%
Apparel Retail - 5.8%
Chico's FAS, Inc.	216,500	2,604,495
Citi Trends, Inc. (a)	262,578	6,446,290
DSW, Inc. Class A (a)	53,000	2,072,300
Fast Retailing Co. Ltd.	11,000	1,751,277
Inditex SA	45,712	3,424,382
TJX Companies, Inc.	328,970	14,602,978
Urban Outfitters, Inc. (a)	248,815	8,910,065
		39,811,787
Automotive Retail - 2.2%
Advance Auto Parts, Inc.	209,280	13,843,872
Lentuo International, Inc. ADR	166,200	1,163,400
		15,007,272
Computer & Electronics Retail - 1.3%
Best Buy Co., Inc.	100,300	3,439,287
hhgregg, Inc. (a)(d)	246,717	5,168,721
		8,608,008
Home Improvement Retail - 7.2%
Home Depot, Inc.	137,724	4,828,603
Lowe's Companies, Inc.	1,495,219	37,500,098
Lumber Liquidators Holdings, Inc. (a)(d)	254,304	6,334,713
		48,663,414
Homefurnishing Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	385,246	18,934,841
Specialty Stores - 2.5%
Hengdeli Holdings Ltd.	5,478,000	3,263,189
OfficeMax, Inc. (a)	279,536	4,947,787
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Tractor Supply Co.	136,960	$ 6,641,190
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	60,296	2,050,064
		16,902,230
TOTAL SPECIALTY RETAIL		147,927,552
TEXTILES, APPAREL & LUXURY GOODS - 6.7%
Apparel, Accessories & Luxury Goods - 5.3%
China Xiniya Fashion Ltd. ADR	146,500	1,341,940
Christian Dior SA	11,000	1,572,178
Coach, Inc.	187,778	10,386,001
Phillips-Van Heusen Corp.	100,218	6,314,736
Polo Ralph Lauren Corp. Class A	71,000	7,875,320
Titan Industries Ltd.	48,730	3,917,963
Vera Bradley, Inc.	130,093	4,293,069
		35,701,207
Footwear - 1.4%
Iconix Brand Group, Inc. (a)	152,800	2,950,568
NIKE, Inc. Class B	78,943	6,743,311
		9,693,879
TOTAL TEXTILES, APPAREL & LUXURY GOODS		45,395,086
TOTAL COMMON STOCKS (Cost $584,466,615)		673,202,780
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $3,334,819)	20,000	3,246,236
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	4,229,224	$ 4,229,224
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	21,140,675	21,140,675
TOTAL MONEY MARKET FUNDS (Cost $25,369,899)		25,369,899
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $613,171,333)		701,818,915
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(23,463,981)
NET ASSETS - 100%		$ 678,354,934
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,205
Fidelity Securities Lending Cash Central Fund	36,619
Total	$ 38,824
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 673,202,780	$ 663,766,519	$ 9,436,261	$ -
Nonconvertible Preferred Stocks	3,246,236	3,246,236	-	-
Money Market Funds	25,369,899	25,369,899	-	-
Total Investments in Securities:	$ 701,818,915	$ 692,382,654	$ 9,436,261	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $615,037,893. Net unrealized appreciation aggregated $86,781,022, of which $97,244,755 related to appreciated investment securities and $10,463,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

December 31, 2010

1.842160.104

ENCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A (a)	324,359	$ 11,157,950
CONSTRUCTION & ENGINEERING - 2.1%
Construction & Engineering - 2.1%
Fluor Corp.	16,100	1,066,786
Foster Wheeler AG (a)	56,146	1,938,160
Jacobs Engineering Group, Inc. (a)	119,156	5,463,303
KBR, Inc.	250,664	7,637,732
		16,105,981
ENERGY EQUIPMENT & SERVICES - 26.7%
Oil & Gas Drilling - 4.5%
Ensco International Ltd. ADR	262,594	14,017,268
Noble Corp.	107,568	3,847,707
Northern Offshore Ltd. (a)	413,810	1,061,889
Ocean Rig UDW, Inc. (a)	203,200	3,592,509
Transocean Ltd. (a)	148,219	10,302,703
Tuscany International Drilling, Inc. (a)	516,000	724,356
		33,546,432
Oil & Gas Equipment & Services - 22.2%
Baker Hughes, Inc.	372,196	21,278,445
Dresser-Rand Group, Inc. (a)	60,500	2,576,695
Halliburton Co.	707,275	28,878,038
National Oilwell Varco, Inc.	444,195	29,872,114
Oceaneering International, Inc. (a)	191,935	14,132,174
Oil States International, Inc. (a)	85,119	5,455,277
Schlumberger Ltd.	593,006	49,516,001
Schoeller-Bleckmann Oilfield Equipment AG	22,961	1,980,076
Superior Energy Services, Inc. (a)	70,286	2,459,307
TSC Offshore Group Ltd. (a)	1,562,000	399,920
Weatherford International Ltd. (a)	386,541	8,813,135
Willbros Group, Inc. (a)	159,382	1,565,131
		166,926,313
TOTAL ENERGY EQUIPMENT & SERVICES		200,472,745
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	916,876	399,898
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.9%
Grande Cache Coal Corp. (a)	81,100	$ 851,416
MacArthur Coal Ltd.	150,994	1,974,663
Walter Energy, Inc.	32,800	4,193,152
		7,019,231
OIL, GAS & CONSUMABLE FUELS - 68.8%
Coal & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	344,991	20,709,810
Massey Energy Co.	407,264	21,849,714
Peabody Energy Corp.	172,880	11,060,862
		53,620,386
Integrated Oil & Gas - 37.7%
Chevron Corp.	443,547	40,473,664
Exxon Mobil Corp.	1,778,900	130,073,166
Hess Corp.	120,199	9,200,031
Marathon Oil Corp.	835,988	30,956,636
Murphy Oil Corp.	98,020	7,307,391
Occidental Petroleum Corp.	515,127	50,533,959
Royal Dutch Shell PLC Class B ADR	223,000	14,867,410
		283,412,257
Oil & Gas Exploration & Production - 14.3%
Alange Energy Corp. (a)	149,000	80,678
Anadarko Petroleum Corp.	233,675	17,796,688
Apache Corp.	213,312	25,433,190
Chesapeake Energy Corp.	79,800	2,067,618
Cimarex Energy Co.	160,460	14,205,524
EXCO Resources, Inc.	123,083	2,390,272
Gran Tierra Energy, Inc. (a)	217,600	1,765,150
Newfield Exploration Co. (a)	134,682	9,711,919
Niko Resources Ltd.	15,000	1,551,890
Northern Oil & Gas, Inc. (a)	10,300	280,263
Pacific Rubiales Energy Corp.	21,900	741,126
Painted Pony Petroleum Ltd. Class A (a)	102,500	898,275
Petrobank Energy & Resources Ltd. (a)	22,300	564,599
Petrominerales Ltd.	39,114	1,300,532
Pioneer Natural Resources Co.	85,700	7,440,474
Talisman Energy, Inc.	158,700	3,519,948
Toreador Resources Corp. (a)(d)	26,500	411,280
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Vermilion Energy, Inc.	8,300	$ 384,665
Whiting Petroleum Corp. (a)	145,282	17,025,598
		107,569,689
Oil & Gas Refining & Marketing - 9.7%
CVR Energy, Inc. (a)	367,437	5,577,694
Frontier Oil Corp.	450,020	8,104,860
Holly Corp.	373,789	15,239,378
Petroplus Holdings AG	64,280	847,618
Sunoco, Inc.	317,307	12,790,645
Tesoro Corp.	542,000	10,048,680
Valero Energy Corp.	615,100	14,221,112
Western Refining, Inc. (a)(d)	296,100	3,132,738
World Fuel Services Corp.	87,000	3,145,920
		73,108,645
TOTAL OIL, GAS & CONSUMABLE FUELS		517,710,977
TOTAL COMMON STOCKS (Cost $627,819,614)		752,866,782
Convertible Bonds - 0.1%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $352,200)	$ 350,000	322,438
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	3,646,206	$ 3,646,206
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	2,681,450	2,681,450
TOTAL MONEY MARKET FUNDS (Cost $6,327,656)		6,327,656
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $634,499,470)		759,516,876
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,582,953)
NET ASSETS - 100%		$ 751,933,923
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,463
Fidelity Securities Lending Cash Central Fund	6,258
Total	$ 8,721
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 752,866,782	$ 752,466,884	$ -	$ 399,898
Convertible Bonds	322,438	-	322,438	-
Money Market Funds	6,327,656	6,327,656	-	-
Total Investments in Securities:	$ 759,516,876	$ 758,794,540	$ 322,438	$ 399,898
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(92,868)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	492,766
Transfers out of Level 3	-
Ending Balance	$ 399,898
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ (92,868)
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $646,383,105. Net unrealized appreciation aggregated $113,133,771, of which $134,052,280 related to appreciated investment securities and $20,918,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

December 31, 2010

1.842161.104

CSCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 29.6%
Brewers - 5.9%
Anadolu Efes Biracilik ve Malt Sanayii AS	102,648	$ 1,557,794
Anheuser-Busch InBev SA NV	252,516	14,449,875
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	104,515	3,243,100
Molson Coors Brewing Co. Class B	374,540	18,798,163
		38,048,932
Distillers & Vintners - 5.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	642,277	14,226,436
Diageo PLC sponsored ADR	260,122	19,334,868
Pernod-Ricard SA	6,300	592,649
		34,153,953
Soft Drinks - 18.4%
Coca-Cola Bottling Co. Consolidated	60,323	3,352,752
Coca-Cola FEMSA SAB de CV sponsored ADR	39,280	3,237,850
Coca-Cola Icecek AS	114,668	1,517,107
Cott Corp. (a)	1,100	9,872
Embotelladora Andina SA sponsored ADR	105,200	3,184,404
Fomento Economico Mexicano SAB de CV sponsored ADR	27,813	1,555,303
PepsiCo, Inc.	457,790	29,907,421
The Coca-Cola Co.	1,146,243	75,388,402
		118,153,111
TOTAL BEVERAGES		190,355,996
FOOD & STAPLES RETAILING - 16.9%
Drug Retail - 10.0%
CVS Caremark Corp.	1,171,272	40,725,127
Walgreen Co.	607,140	23,654,174
		64,379,301
Food Distributors - 0.3%
United Natural Foods, Inc. (a)	45,766	1,678,697
Food Retail - 3.3%
Fresh Market, Inc.	600	24,720
Koninklijke Ahold NV	218,190	2,881,027
Kroger Co.	114,062	2,550,426
Safeway, Inc.	548,599	12,337,992
Susser Holdings Corp. (a)	116,549	1,614,204
The Pantry, Inc. (a)	110,250	2,189,565
		21,597,934
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 3.3%
BJ's Wholesale Club, Inc. (a)	79,491	$ 3,807,619
Wal-Mart Stores, Inc.	318,334	17,167,753
		20,975,372
TOTAL FOOD & STAPLES RETAILING		108,631,304
FOOD PRODUCTS - 12.9%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	261,496	7,865,800
Bunge Ltd.	209,455	13,723,492
Cresud S.A.C.I.F. y A. sponsored ADR (d)	37,081	703,797
Origin Agritech Ltd. (a)	44,200	470,730
SLC Agricola SA	128,400	1,702,148
Viterra, Inc.	169,800	1,580,010
		26,045,977
Packaged Foods & Meats - 8.9%
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	146,000	48,651
Brasil Foods SA	2,000	32,949
Calavo Growers, Inc.	73,858	1,702,427
Cermaq ASA	112,500	1,737,929
Cosan Ltd. Class A	52,200	710,964
Danone	24,634	1,548,635
Dean Foods Co. (a)	538,457	4,759,960
Kraft Foods, Inc. Class A	163,079	5,138,619
Lindt & Spruengli AG (d)	56	1,804,131
Mead Johnson Nutrition Co. Class A	73,366	4,567,034
Nestle SA	234,402	13,735,962
Smart Balance, Inc. (a)	31,400	135,962
Unilever NV unit	626,537	19,673,262
Want Want China Holdings Ltd.	1,749,000	1,532,414
		57,128,899
TOTAL FOOD PRODUCTS		83,174,876
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	100,874	1,608,940
Sonic Corp. (a)	149,994	1,517,939
		3,126,879
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	9,870	$ 470,503
HOUSEHOLD PRODUCTS - 19.2%
Household Products - 19.2%
Colgate-Palmolive Co.	324,964	26,117,357
Energizer Holdings, Inc. (a)	100	7,290
Procter & Gamble Co.	1,517,900	97,646,503
		123,771,150
PERSONAL PRODUCTS - 2.1%
Personal Products - 2.1%
Avon Products, Inc.	418,467	12,160,651
China-Biotics, Inc. (a)(d)	1,971	28,974
Natura Cosmeticos SA	59,000	1,695,466
		13,885,091
PHARMACEUTICALS - 3.1%
Pharmaceuticals - 3.1%
Johnson & Johnson	317,296	19,624,758
Perrigo Co.	1,147	72,640
		19,697,398
TOBACCO - 13.6%
Tobacco - 13.6%
Altria Group, Inc.	1,324,843	32,617,635
British American Tobacco PLC sponsored ADR	474,527	36,870,748
KT&G Corp.	26,676	1,539,298
Philip Morris International, Inc.	248,304	14,533,233
Souza Cruz Industria Comerico	31,300	1,704,804
		87,265,718
TOTAL COMMON STOCKS (Cost $506,885,853)		630,378,915
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	9,296,822	$ 9,296,822
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,695,067	1,695,067
TOTAL MONEY MARKET FUNDS (Cost $10,991,889)		10,991,889
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $517,877,742)		641,370,804
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,898,221
NET ASSETS - 100%		$ 643,269,025
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,117
Fidelity Securities Lending Cash Central Fund	35,435
Total	$ 41,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $520,332,263. Net unrealized appreciation aggregated $121,038,541, of which $125,618,361 related to appreciated investment securities and $4,579,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

December 31, 2010

1.876938.102

EMQ-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Argentina - 0.6%
Banco Macro SA sponsored ADR	41,800	$ 2,098,360
BBVA Banco Frances SA sponsored ADR	80,800	937,280
TOTAL ARGENTINA		3,035,640
Australia - 0.0%
Extract Resources Ltd. (a)	19,255	184,925
Bahamas (Nassau) - 0.3%
Petrominerales Ltd. (d)	49,200	1,635,889
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)	321,600	943,279
Bailiwick of Jersey - 0.2%
Heritage Oil PLC	120,200	841,447
Bermuda - 0.3%
GP Investments, Ltd. unit (a)	295,843	1,310,262
Brazil - 13.7%
AES Tiete SA (PN) (non-vtg.)	85,200	1,232,141
Anhanguera Educacional Participacoes SA	79,676	1,920,424
Banco do Brasil SA	399,800	7,569,351
Banco do Estado do Rio Grande do Sul SA	385,500	4,099,952
BM&F Bovespa SA	196,600	1,555,457
BR Properties SA	101,500	1,110,687
Brasil Insurance Participacoes e Administracao SA	600	715,857
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	98,400	1,586,093
Cia Hering SA	93,800	1,526,076
Companhia Paranaense de Energia-Copel:
(PN-B)	1,700	42,512
(PN-B) sponsored ADR (d)	53,700	1,351,629
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	60,300	1,005,201
Diagnosticos da America SA	79,500	1,077,852
Ecorodovias Infraestrutura e Logistica SA	203,500	1,567,130
Gerdau SA sponsored ADR (d)	164,900	2,306,951
Iguatemi Empresa de Shopping Centers SA	101,900	2,548,191
Itau Unibanco Banco Multiplo SA:
ADR	217,160	5,214,012
ADR (e)	31,600	758,716
Localiza Rent A Car SA	109,900	1,781,393
Lojas Americanas SA (PN)	245,000	2,260,221
Mills Estruturas e Servicos de Engenharia SA (a)	158,000	1,961,255
Multiplus SA	69,000	1,403,242
Natura Cosmeticos SA	57,000	1,637,992
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	190,300	$ 7,200,952
(PN) sponsored ADR (non-vtg.)	134,300	4,589,031
TIM Participacoes SA	536,500	1,781,275
TIM Participacoes SA sponsored ADR (non-vtg.)	14,200	484,788
Vale SA (PN-A) sponsored ADR	160,400	4,847,288
Vivo Participacoes SA sponsored ADR	50,500	1,645,795
TOTAL BRAZIL		66,781,464
British Virgin Islands - 0.7%
Mail.ru Group Ltd. GDR unit (a)(e)	42,400	1,526,400
Sable Mining Africa Ltd. (a)	4,129,900	1,675,249
TOTAL BRITISH VIRGIN ISLANDS		3,201,649
Canada - 2.6%
Africa Oil Corp. (a)	266,900	535,245
Etrion Corp. (a)	28,902	21,156
First Quantum Minerals Ltd.	18,500	2,003,409
IAMGOLD Corp.	64,300	1,144,415
Pacific Rubiales Energy Corp.	29,000	981,400
Uranium One, Inc.	1,362,900	6,504,967
Yamana Gold, Inc.	101,200	1,295,823
TOTAL CANADA		12,486,415
Cayman Islands - 4.9%
Ajisen (China) Holdings Ltd.	627,000	1,053,537
Alibaba.com Ltd.	677,500	1,215,098
Chigo Holding Ltd.	19,300,000	2,483,114
China Shanshui Cement Group Ltd.	4,981,000	3,556,713
Ctrip.com International Ltd. sponsored ADR (a)	30,200	1,221,590
E-Commerce China Dangdang, Inc. ADR	1,300	35,191
Enn Energy Holdings Ltd.	585,760	1,755,961
Eurasia Drilling Co. Ltd. GDR (Reg. S)	75,200	2,444,000
Greatview Aseptic Pack Co. Ltd.	580,000	394,751
Hengan International Group Co. Ltd.	243,500	2,100,569
Hengdeli Holdings Ltd.	1,748,000	1,041,266
Mongolian Mining Corp.	622,000	725,833
Shenguan Holdings Group Ltd.	1,642,000	2,150,603
Tencent Holdings Ltd.	58,300	1,266,886
Trina Solar Ltd. ADR (a)(d)	43,700	1,023,454
Xueda Education Group sponsored ADR	148,600	1,674,722
TOTAL CAYMAN ISLANDS		24,143,288
Common Stocks - continued
	Shares	Value
Chile - 0.9%
Cencosud SA	287,151	$ 2,257,939
Enersis SA	4,853,218	2,254,465
TOTAL CHILE		4,512,404
China - 7.1%
Baidu.com, Inc. sponsored ADR (a)	16,400	1,583,092
China Construction Bank Corp. (H Shares)	10,636,000	9,537,848
China Petroleum & Chemical Corp. (H Shares)	2,710,000	2,592,997
China Railway Group Ltd.	2,656,000	1,917,036
Digital China Holdings Ltd. (H Shares)	538,000	1,006,436
Golden Eagle Retail Group Ltd. (H Shares)	705,000	1,737,896
Harbin Power Equipment Co. Ltd. (H Shares)	1,072,000	1,690,926
Industrial & Commercial Bank of China Ltd. (H Shares)	12,630,000	9,408,517
Ping An Insurance Group Co. China Ltd. (H Shares)	308,500	3,449,167
Weichai Power Co. Ltd. (H Shares)	293,000	1,803,802
TOTAL CHINA		34,727,717
Colombia - 0.4%
Ecopetrol SA ADR	39,800	1,736,076
Egypt - 0.7%
Citadel Capital Corp.	754,300	1,200,643
Commercial International Bank Ltd.	267,500	2,181,934
Housing & Development Bank	55,600	223,645
TOTAL EGYPT		3,606,222
Finland - 0.4%
Nokian Tyres PLC	49,400	1,813,012
Georgia - 0.1%
Bank of Georgia unit (a)	27,300	551,460
Hong Kong - 3.4%
Cathay Pacific Airways Ltd.	534,000	1,473,696
China Mobile (Hong Kong) Ltd.	8,000	79,322
China Mobile (Hong Kong) Ltd. sponsored ADR	125,700	6,237,234
CNOOC Ltd. sponsored ADR (d)	31,600	7,532,492
Lenovo Group Ltd.	1,916,000	1,227,620
TOTAL HONG KONG		16,550,364
India - 9.1%
Adani Power Ltd. (a)	622,923	1,816,003
Agre Developers Ltd.	4,914	11,441
Bank of Baroda	108,284	2,247,620
Bank of India	102,125	1,031,471
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	71,709	$ 3,926,874
Housing Development and Infrastructure Ltd. (a)	140,576	612,922
Idea Cellular Ltd. (a)	610,900	950,251
Indiabulls Real Estate Ltd. (a)	440,487	1,371,827
Infosys Technologies Ltd. sponsored ADR	73,900	5,622,312
ITC Ltd.	729,354	2,848,905
Jain Irrigation Systems Ltd.	352,863	1,658,861
JK Cement Ltd.	174,359	568,166
Larsen & Toubro Ltd.	62,867	2,782,880
Power Finance Corp. Ltd.	198,739	1,379,228
Power Grid Corp. of India Ltd.	294,462	647,372
Reliance Industries Ltd.	209,982	4,971,942
SREI Infrastructure Finance Ltd.	282,018	689,710
State Bank of India	18,483	1,162,367
Sun TV Ltd.	128,280	1,508,805
Tata Consultancy Services Ltd.	119,562	3,116,968
Ultratech Cement Ltd.	115,049	2,789,866
Union Bank of India	170,408	1,331,684
Unitech Ltd.	1,023,680	1,517,920
TOTAL INDIA		44,565,395
Indonesia - 2.3%
PT Bakrieland Development Tbk	87,446,000	1,523,757
PT Bank Rakyat Indonesia Tbk	3,110,000	3,624,313
PT Bank Tabungan Negara Tbk	7,516,000	1,368,065
PT Gudang Garam Tbk	95,500	423,974
PT Indosat Tbk	2,175,500	1,303,854
PT Perusahaan Gas Negara Tbk Series B	3,875,500	1,903,343
PT Tower Bersama Infrastructure Tbk	4,793,500	1,330,052
TOTAL INDONESIA		11,477,358
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	2,260,100	537,730
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit (a)	167,400	1,682,370
Kenya - 0.0%
Equity Bank Ltd.	399,300	132,276
Korea (South) - 10.8%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	83,700	2,713,486
Hana Financial Group, Inc.	60,460	2,334,822
Hyundai Mipo Dockyard Co. Ltd.	13,920	2,780,897
Hyundai Mobis	3,829	971,550
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KB Financial Group, Inc.	63,210	$ 3,364,966
Korea Electric Power Corp. (a)	67,270	1,811,610
LG Display Co. Ltd.	58,400	2,067,140
LG Innotek Co. Ltd.	11,039	1,319,265
Lock & Lock Co. Ltd.	56,200	1,811,934
Orion Corp.	7,832	2,696,234
Pacific Corp.	9,790	1,920,892
S-Oil Corp.	30,578	2,522,600
Samsung C&T Corp.	43,796	3,081,833
Samsung Electronics Co. Ltd.	13,396	11,338,060
Samsung Engineering Co. Ltd.	17,095	2,927,305
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	61,000	5,723,020
Shinsegae Co. Ltd.	3,631	1,988,347
Tong Yang Life Insurance Co. Ltd.	122,530	1,273,110
TOTAL KOREA (SOUTH)		52,647,071
Luxembourg - 0.3%
Millicom International Cellular SA	16,700	1,596,520
Malaysia - 1.4%
Axiata Group Bhd (a)	1,923,400	2,962,916
Genting Bhd	1,006,800	3,650,405
TOTAL MALAYSIA		6,613,321
Mexico - 3.7%
America Movil SAB de CV Series L sponsored ADR	161,900	9,283,346
Genomma Lab Internacional SA de CV (a)	954,100	2,285,455
Grupo Modelo SAB de CV Series C	440,000	2,725,509
Grupo Televisa SA de CV (CPO) sponsored ADR	138,600	3,593,898
TOTAL MEXICO		17,888,208
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	345,450	2,038,155
Philippines - 0.6%
Metropolitan Bank & Trust Co.	1,242,600	2,049,884
Metropolitan Bank & Trust Co. rights 1/14/11 (a)	73,987	37,294
Robinsons Land Corp.	2,542,000	949,355
TOTAL PHILIPPINES		3,036,533
Poland - 0.8%
Eurocash SA	173,300	1,520,247
Common Stocks - continued
	Shares	Value
Poland - continued
Polska Grupa Energetyczna SA	173,400	$ 1,356,204
Powszechna Kasa Oszczednosci Bank SA	83,000	1,213,508
TOTAL POLAND		4,089,959
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	242,693	1,226,463
Russia - 9.2%
Bank St. Petersburg OJSC (a)	124,700	693,217
Interregional Distribution Grid Companies Holding JSC (a)	6,778,700	1,188,939
Lukoil Oil Co. sponsored ADR	6,000	343,320
M Video OJSC (a)	203,400	1,774,437
Magnit OJSC GDR (Reg. S)	71,300	2,089,090
Magnitogorsk Iron & Steel Works OJSC unit (a)	288,500	4,197,675
OAO Gazprom sponsored ADR	425,200	10,817,088
OAO NOVATEK GDR	34,300	4,098,850
OJSC MMC Norilsk Nickel ADR	181,200	4,289,004
Sberbank (Savings Bank of the Russian Federation) (a)	2,731,844	9,323,846
Uralkali JSC GDR (Reg. S)	171,000	6,279,120
TOTAL RUSSIA		45,094,586
Singapore - 0.8%
First Resources Ltd.	1,788,000	2,173,606
Yangzijiang Shipbuilding Holdings Ltd.	1,164,000	1,732,507
TOTAL SINGAPORE		3,906,113
South Africa - 5.2%
African Bank Investments Ltd.	285,600	1,670,491
AngloGold Ashanti Ltd.	81,500	4,020,226
Aspen Pharmacare Holdings Ltd.	153,500	2,131,854
Aveng Ltd.	339,200	2,214,400
Barloworld Ltd.	118,000	1,193,359
Blue Label Telecoms Ltd.	1,944,300	2,066,094
Gold Fields Ltd. sponsored ADR	161,800	2,933,434
Impala Platinum Holdings Ltd.	106,700	3,751,975
MTN Group Ltd.	108,100	2,193,329
Naspers Ltd. Class N	57,600	3,372,969
TOTAL SOUTH AFRICA		25,548,131
Sweden - 0.3%
Lundin Petroleum AB (a)	124,200	1,546,215
Taiwan - 8.3%
Acer, Inc.	599,596	1,852,026
Common Stocks - continued
	Shares	Value
Taiwan - continued
Asia Cement Corp.	1,985,000	$ 2,194,592
China Steel Corp.	2,980,000	3,422,352
Chroma ATE, Inc.	426,205	1,272,624
Delta Electronics, Inc.	532,000	2,598,903
Hon Hai Precision Industry Co. Ltd. (Foxconn)	627,976	2,529,557
HTC Corp.	141,000	4,350,360
Pegatron Corp. (a)	945,000	1,360,644
Synnex Technology International Corp.	668,753	1,804,280
Taiwan Fertilizer Co. Ltd.	1,184,000	4,424,271
Taiwan Mobile Co. Ltd.	829,000	1,980,847
Taiwan Semiconductor Manufacturing Co. Ltd.	191,469	465,877
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,701	7,946,611
Unimicron Technology Corp.	719,000	1,400,041
Wintek Corp. (a)	1,079,000	1,853,202
WPG Holding Co. Ltd.	590,000	1,138,738
TOTAL TAIWAN		40,594,925
Thailand - 2.1%
Advanced Info Service PCL (For. Reg.)	633,500	1,790,143
Banpu PCL:
unit	6,600	173,777
(For. Reg.)	67,700	1,782,527
Land & House PCL:
NVDR	4,984,100	1,068,732
(For. Reg.)	513,500	110,109
PTT Aromatics & Refining PLC	848,400	1,078,833
PTT PCL (For. Reg.)	200,700	2,135,106
Siam Commercial Bank PCL (For. Reg.)	604,200	2,078,946
TOTAL THAILAND		10,218,173
Turkey - 2.7%
Koc Holding AS	280,000	1,365,588
TAV Havalimanlari Holding AS (a)	242,000	1,173,980
Turkiye Garanti Bankasi AS	362,000	1,835,943
Turkiye Is Bankasi AS Series C	762,000	2,718,075
Turkiye Vakiflar Bankasi TAO	1,669,000	4,232,304
Yazicilar Holding AS	197,000	1,718,432
TOTAL TURKEY		13,044,322
United Kingdom - 2.1%
Afren PLC (a)	575,100	1,324,330
Aurelian Oil & Gas PLC (a)	899,100	967,884
Faroe Petroleum PLC (a)	162,960	457,636
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	130,314	$ 1,649,856
International Personal Finance PLC	57,173	342,522
Kazakhmys PLC	145,300	3,658,773
Premier Oil PLC (a)	65,184	1,983,088
TOTAL UNITED KINGDOM		10,384,089
United States of America - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	15,400	1,849,386
Gran Tierra Energy, Inc. (a)	190,900	1,548,562
TOTAL UNITED STATES OF AMERICA		3,397,948
TOTAL COMMON STOCKS (Cost $376,105,476)		479,327,374
Nonconvertible Preferred Stocks - 0.3%

Korea (South) - 0.3%
Hyundai Motor Co. Series 2 (Cost $1,481,521)	25,100	1,421,494
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.19% (b)	6,858,796	6,858,796
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	6,799,290	6,799,290
TOTAL MONEY MARKET FUNDS (Cost $13,658,086)		13,658,086
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $391,245,083)		494,406,954
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,156,571)
NET ASSETS - 100%		$ 489,250,383
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,285,116 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,829
Fidelity Securities Lending Cash Central Fund	165,007
Total	$ 168,836
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 66,781,464	$ 66,781,464	$ -	$ -
Korea (South)	54,068,565	46,824,849	7,243,716	-
Russia	45,094,586	45,094,586	-	-
India	44,565,395	37,059,217	7,506,178	-
Taiwan	40,594,925	40,129,048	465,877	-
China	34,727,717	32,134,720	2,592,997	-
South Africa	25,548,131	21,527,905	4,020,226	-
Cayman Islands	24,143,288	24,143,288	-	-
Mexico	17,888,208	17,888,208	-	-
Other	127,336,589	127,219,973	116,616	-
Money Market Funds	13,658,086	13,658,086	-	-
Total Investments in Securities:	$ 494,406,954	$ 472,461,344	$ 21,945,610	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $391,619,323. Net unrealized appreciation aggregated $102,787,631, of which $108,788,758 related to appreciated investment securities and $6,001,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2010

1.842159.104

FNCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CAPITAL MARKETS - 17.3%
Asset Management & Custody Banks - 2.8%
AllianceBernstein Holding LP	215,827	$ 5,035,244
Bank of New York Mellon Corp.	308,800	9,325,760
EFG International	192,466	2,636,803
Invesco Ltd.	253,800	6,106,428
Janus Capital Group, Inc.	279,481	3,624,869
Legg Mason, Inc.	145,767	5,286,969
		32,016,073
Investment Banking & Brokerage - 14.5%
Charles Schwab Corp.	660,500	11,301,155
E*TRADE Financial Corp. (a)	1,475,458	23,607,328
Evercore Partners, Inc. Class A	286,041	9,725,394
GFI Group, Inc.	2,192,624	10,283,407
Gleacher & Co., Inc. (a)	1,595,185	3,780,588
Goldman Sachs Group, Inc.	140,973	23,706,020
Jefferies Group, Inc. (d)	324,887	8,651,741
MF Global Holdings Ltd. (a)	2,404,445	20,101,160
Morgan Stanley	2,020,288	54,972,036
		166,128,829
TOTAL CAPITAL MARKETS		198,144,902
COMMERCIAL BANKS - 46.9%
Diversified Banks - 9.1%
Banco ABC Brasil SA	633,000	5,576,488
Banco do Estado do Rio Grande do Sul SA	96,600	1,027,381
Banco Pine SA	108,400	979,784
Comerica, Inc.	2,066,568	87,291,833
KB Financial Group, Inc. ADR	22,011	1,164,162
U.S. Bancorp, Delaware	322,400	8,695,128
		104,734,776
Regional Banks - 37.8%
Banco Daycoval SA (PN)	641,900	5,008,951
Bancorp New Jersey, Inc.	19,686	219,893
BancTrust Financial Group, Inc. (a)(d)	226,950	605,957
Bridge Capital Holdings (a)	34,922	303,821
Bridge Capital Holdings (a)(e)	361,790	2,832,816
CIT Group, Inc. (a)	683,117	32,174,811
Citizens Banking Corp., Michigan (a)	7,414,916	4,560,173
City National Corp.	253,421	15,549,913
CoBiz, Inc. (d)	1,544,530	9,390,742
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Evans Bancorp, Inc.	19,672	$ 279,342
First Horizon National Corp.	1,679,697	19,786,831
First Interstate Bancsystem, Inc.	299,307	4,561,439
Glacier Bancorp, Inc.	738,994	11,166,199
Marshall & Ilsley Corp.	9,933,644	68,740,816
MidWestOne Financial Group, Inc.	26,828	405,371
Monroe Bancorp	42,000	603,540
Oriental Financial Group, Inc.	262,182	3,274,653
Regions Financial Corp.	10,397,387	72,781,709
Savannah Bancorp, Inc.	187,263	1,310,841
Southwest Bancorp, Inc., Oklahoma	61,100	757,640
Sun Bancorp, Inc., New Jersey (a)	172,132	798,692
SunTrust Banks, Inc.	1,344,661	39,680,946
Susquehanna Bancshares, Inc., Pennsylvania	1,190,455	11,523,604
SVB Financial Group (a)	190,332	10,097,113
Synovus Financial Corp. (d)	22,352,469	59,010,518
United Security Bancshares, California (d)	44,224	166,282
Washington Trust Bancorp, Inc.	21,200	463,856
West Bancorp., Inc.	54,100	421,439
Western Alliance Bancorp. (a)	158,677	1,167,863
Zions Bancorporation (d)	2,264,901	54,878,551
		432,524,322
TOTAL COMMERCIAL BANKS		537,259,098
CONSUMER FINANCE - 1.5%
Consumer Finance - 1.5%
Netspend Holdings, Inc. (d)	4,700	60,254
SLM Corp. (a)	1,323,028	16,656,923
		16,717,177
DIVERSIFIED FINANCIAL SERVICES - 14.8%
Other Diversified Financial Services - 14.2%
Bank of America Corp.	3,935,195	52,495,501
Citigroup, Inc. (a)	11,195,716	52,955,737
JPMorgan Chase & Co.	1,333,739	56,577,208
		162,028,446
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - 0.6%
Infrastructure Development Finance Co. Ltd.	1,681,541	$ 6,867,193
TOTAL DIVERSIFIED FINANCIAL SERVICES		168,895,639
INSURANCE - 2.0%
Multi-Line Insurance - 2.0%
American International Group, Inc. (a)(d)	89,716	5,169,436
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,400	2,624,622
Genworth Financial, Inc. Class A (a)	1,145,400	15,050,556
		22,844,614
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
China Finance Online Co. Ltd. ADR (a)	1,300,861	8,494,622
IT SERVICES - 13.7%
Data Processing & Outsourced Services - 13.7%
Alliance Data Systems Corp. (a)(d)	710,000	50,431,300
MasterCard, Inc. Class A	178,535	40,011,479
MoneyGram International, Inc. (a)	3,270,359	8,862,673
Visa, Inc. Class A	821,595	57,823,856
		157,129,308
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	401,700	7,604,181
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	37,426	1,312,156
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc. (a)(d)	100,330	1,556,118
Cheviot Financial Corp.	156,065	1,388,979
Chicopee Bancorp, Inc. (a)	12,770	161,541
Mayflower Bancorp, Inc.	18,102	162,918
Meridian Interstate Bancorp, Inc. (a)	634	7,475
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc. (a)	276,828	$ 15,668
		3,292,699
TOTAL COMMON STOCKS (Cost $1,089,283,243)		1,121,694,396
Convertible Preferred Stocks - 0.0%

THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75% (a) (Cost $435,408)	225,600	103,776
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	6,531,231	6,531,231
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	19,869,840	19,869,840
TOTAL MONEY MARKET FUNDS (Cost $26,401,071)		26,401,071
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,116,119,722)		1,148,199,243
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,925,702)
NET ASSETS - 100%		$ 1,144,273,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,832,816 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 3,093,305
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,950
Fidelity Securities Lending Cash Central Fund	33,638
Total	$ 38,588
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,121,694,396	$ 1,118,861,580	$ 2,832,816	$ -
Convertible Preferred Stocks	103,776	103,776	-	-
Money Market Funds	26,401,071	26,401,071	-	-
Total Investments in Securities:	$ 1,148,199,243	$ 1,145,366,427	$ 2,832,816	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,161,019,644. Net unrealized depreciation aggregated $12,820,401, of which $77,827,362 related to appreciated investment securities and $90,647,763 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2010

1.811346.106

FR1-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 89.9%
	Principal Amount	Value
Aerospace - 2.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (d)	$ 7,958,312	$ 7,913,586
Sequa Corp. term loan 3.5413% 12/3/14 (d)	52,349,953	50,648,580
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (d)	9,805,000	9,878,538
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.02% 3/28/14 (d)	490,200	488,974
		68,929,678
Air Transportation - 2.1%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2839% 4/30/12 (d)	9,760,356	9,662,752
Tranche 2LN, term loan 3.5391% 4/30/14 (d)	13,507,271	13,135,821
Northwest Airlines Corp.:
Tranche A, term loan 2.06% 12/31/18 (d)	5,227,916	4,600,566
Tranche B, term loan 3.81% 12/22/13 (d)	2,875,949	2,732,152
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (d)	4,829,860	4,660,814
US Airways Group, Inc. term loan 2.7884% 3/23/14 (d)	28,415,342	25,502,770
		60,294,875
Automotive - 4.6%
AM General LLC:
Credit-Linked Deposit 3.2606% 9/30/12 (d)	125,331	112,171
term loan 6.04% 4/17/12 (d)	6,398,538	5,310,786
Tranche B, term loan 3.2568% 9/30/13 (d)	2,233,326	1,998,827
Federal-Mogul Corp.:
Tranche B, term loan 2.2059% 12/27/14 (d)	57,200,269	53,482,251
Tranche C, term loan 2.1987% 12/27/15 (d)	29,183,811	27,140,944
Ford Motor Co. term loan 3.0257% 12/15/13 (d)	44,021,542	43,801,434
		131,846,413
Broadcasting - 4.3%
Clear Channel Capital I LLC Tranche B, term loan 3.9106% 1/29/16 (d)	18,829,032	16,334,186
Clear Channel Communications, Inc. Tranche A, term loan 3.6606% 7/30/14 (d)	9,730,000	8,465,100
Nexstar Broadcasting, Inc. term loan 5.0019% 9/30/16 (d)	3,467,575	3,458,906
Univision Communications, Inc. term loan 4.5106% 3/31/17 (d)	71,792,852	67,485,281
Floating Rate Loans (e) - continued
	Principal Amount	Value
Broadcasting - continued
VNU, Inc.:
term loan 2.2638% 8/9/13 (d)	$ 1,710,974	$ 1,693,864
Tranche C, term loan 4.0138% 5/1/16 (d)	28,101,511	27,890,750
		125,328,087
Building Materials - 0.2%
Armstrong World Industries, Inc. Tranche B, term loan 5% 5/23/17 (d)	3,940,000	3,969,550
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (d)	1,515,000	1,562,344
		5,531,894
Cable TV - 4.2%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5% 11/29/15 (d)	2,355,130	2,369,850
Charter Communications Operating LLC:
Tranche B 1LN, term loan 2.27% 3/6/14 (d)	71,658,577	70,941,976
Tranche C, term loan 3.56% 9/6/16 (d)	3,860,752	3,831,796
CSC Holdings, Inc. Tranche B3, term loan 3.2656% 3/29/16 (d)	18,299,225	18,323,014
Liberty Cablevision of Puerto Rico LTC term loan 2.3016% 6/15/14 (d)	1,978,250	1,839,773
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (d)	4,724,663	4,748,287
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (d)	2,429,363	2,405,069
Tranche X, term loan 4.2507% 12/31/17 (d)	18,199,627	17,949,382
		122,409,147
Capital Goods - 1.9%
Baker Tanks, Inc. Tranche C, term loan 4.7866% 5/8/14 (d)	1,252,964	1,177,786
Dresser, Inc.:
Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (d)	18,963,460	18,916,051
Tranche B 1LN, term loan 2.5344% 5/4/14 (d)	5,142,545	5,129,689
Kinetek Industries, Inc. Tranche B 1LN, term loan 3.9388% 11/10/13 (d)	1,170,396	997,763
Pelican Products, Inc. Tranche B, term loan 5.75% 11/30/16 (d)	7,780,000	7,809,175
Remy International, Inc. Tranche B, term loan 6.25% 12/12/16 (d)	1,935,000	1,939,838
Tomkins PLC Tranche B, term loan 6.25% 9/21/16 (d)	19,199,654	19,463,649
		55,433,951
Floating Rate Loans (e) - continued
	Principal Amount	Value
Chemicals - 1.9%
Arizona Chemical term loan 6.75% 11/18/16 (d)	$ 4,224,574	$ 4,261,539
Celanese Holdings LLC Tranche C, term loan 3.29% 10/31/16 (d)	4,773,292	4,785,226
Chemtura Corp. term loan 5.5% 8/27/16 (d)	7,775,000	7,843,420
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (d)	7,187,692	6,999,015
Nalco Co. Tranche B 1LN, term loan 4.5% 10/5/17 (d)	6,857,813	6,917,818
Polypore, Inc. Tranche B, term loan 2.27% 7/3/14 (d)	9,602,174	9,458,141
Solutia, Inc. Tranche B, term loan 4.5% 3/17/17 (d)	4,396,386	4,429,359
Tronox, Inc. Tranche B, term loan 7% 1/21/11 (d)	9,725,000	9,810,094
		54,504,612
Consumer Products - 1.1%
Amscan Holdings, Inc. Tranche B, term loan 7.3492% 11/30/17 (d)	9,700,688	9,688,562
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.52% 10/26/14 (d)	4,710,000	4,380,300
Tranche B 1LN, term loan 2.02% 4/26/14 (d)	8,660,597	8,260,044
Revlon Consumer Products Corp. term loan 6% 3/11/15 (d)	9,661,988	9,710,297
		32,039,203
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	10,392,245	10,450,702
Tranche 2LN, term loan 10% 9/2/16 (d)	5,840,000	5,825,400
		16,276,102
Diversified Financial Services - 3.0%
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (d)	6,960,000	7,029,600
Tranche 2 LN, term loan 8.25% 11/3/17 (d)	1,670,000	1,709,663
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (d)	23,995,000	24,054,988
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	11,233,000	11,416,098
Tranche 2LN, term loan 7% 3/17/16 (d)	8,237,000	8,412,448
LPL Investment Holdings, Inc.:
term loan 4.25% 6/25/15 (d)	7,287,887	7,324,327
Tranche D, term loan 2.0388% 6/28/13 (d)	2,315,295	2,234,259
Nuveen Investments, Inc. term loan:
3.2966% 11/13/14 (d)	5,873,054	5,520,671
Floating Rate Loans (e) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Nuveen Investments, Inc. term loan: - continued
5.7959% 5/31/17 (d)	$ 6,862,340	$ 6,793,717
Royalty Pharma Finance Trust Tranche B, term loan 2.5528% 4/16/13 (d)	12,751,140	12,767,717
		87,263,488
Diversified Media - 0.2%
Advanstar, Inc. Tranche 1LN, term loan 2.5528% 5/31/14 (d)	8,399,566	6,887,644
Electric Utilities - 9.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (d)	3,414,408	3,371,728
term loan 3.3028% 3/30/14 (d)	25,319,157	25,002,668
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (d)	7,570,000	1,551,850
BRSP LLC term loan 7.5% 6/24/14 (d)	16,329,247	16,410,893
Calpine New Development Holdings LLC term loan 7% 6/8/17 (d)	38,459,858	39,036,756
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (d)	14,558,513	14,649,503
MACH Gen LLC Credit-Linked Deposit 2.3028% 2/22/13 (d)	242,828	224,009
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (d)	158,748	154,382
Tranche 2LN, term loan 4.8125% 5/1/14 (d)	14,420,000	13,410,600
Tranche B 1LN, term loan 2.8125% 11/1/13 (d)	7,807,044	7,592,350
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5528% 12/15/14 (d)	17,865,000	16,257,150
Texas Competitive Electric Holdings Co. LLC Tranche DD, term loan 3.7638% 10/10/14 (d)	33,812,000	25,697,120
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (d)	8,639,967	6,685,175
Tranche B2, term loan 3.7638% 10/10/14 (d)	85,052,503	65,809,374
Tranche B3, term loan 3.7638% 10/10/14 (d)	33,734,335	26,017,606
		261,871,164
Energy - 2.0%
Alon USA, Inc. term loan 2.5343% 8/4/13 (d)	2,081,900	1,592,654
Race Point Power Tranche B, term loan 7.75% 12/16/17 (d)	26,255,000	26,123,725
Floating Rate Loans (e) - continued
	Principal Amount	Value
Energy - continued
Sheridan Production Partners LP term loan 7.5% 4/20/17 (d)	$ 23,820,000	$ 23,998,650
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (d)	7,553,018	7,203,691
		58,918,720
Entertainment/Film - 0.9%
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (d)	9,725,000	10,199,094
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (d)	8,083,913	8,053,598
National CineMedia LLC term loan 2.06% 2/13/15 (d)	6,450,000	6,329,063
		24,581,755
Environmental - 0.4%
Clopay Ames True Temper Holding Corp. Tranche B, term loan 7.75% 9/30/16 (d)	9,608,375	9,644,406
Darling International, Inc. Tranche B, term loan 5.75% 12/17/16 (d)	2,855,000	2,869,275
Synagro Technologies, Inc. Tranche 1LN, term loan 2.27% 3/30/14 (d)	212,300	190,009
		12,703,690
Food & Drug Retail - 2.0%
BI-LO LLC term loan 9.5% 5/12/15 (d)	18,730,250	19,011,204
GNC Corp. term loan 2.5355% 9/16/13 (d)	13,231,493	13,132,257
Rite Aid Corp. Tranche ABL, term loan 2.02% 6/4/14 (d)	28,690,978	26,216,381
		58,359,842
Food/Beverage/Tobacco - 0.8%
Bolthouse Farms, Inc. Tranche 2LN, term loan 9.5% 8/11/16 (d)	4,870,000	4,924,788
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (d)	5,145,000	5,145,000
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (d)	11,590,000	11,749,363
		21,819,151
Gaming - 4.7%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)	7,545,228	6,300,265
Greenwood Racing, Inc. term loan 2.52% 11/28/11 (d)	6,815,244	6,713,016
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2884% 1/28/15 (d)	14,499,470	13,122,021
Tranche B2, term loan 3.2884% 1/28/15 (d)	4,609,410	4,177,508
Tranche B4, term loan 9.5% 10/31/16 (d)	9,637,650	10,191,815
Floating Rate Loans (e) - continued
	Principal Amount	Value
Gaming - continued
Kerzner International Ltd.:
term loan 3.3027% 9/1/13 (d)	$ 42,702,344	$ 36,296,992
Tranche DD, term loan 3.2991% 9/1/13 (d)	24,371,685	20,960,868
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (d)	14,498,012	14,534,257
Tranche DD, term loan 4.8% 5/26/12 (d)	7,217,065	7,235,108
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (d)	16,116,203	16,156,493
		135,688,343
Healthcare - 8.4%
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	3,940,000	3,979,400
Community Health Systems, Inc.:
term loan 3.7944% 1/25/17 (d)	12,924,071	12,859,451
Tranche B, term loan 2.5444% 7/25/14 (d)	25,706,297	24,999,374
Tranche DD, term loan 2.5444% 7/25/14 (d)	1,324,298	1,287,880
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0106% 3/14/11 (d)	2,731,801	2,724,971
Tranche 2LN, term loan 8.0106% 9/14/11 (d)	9,060,000	8,810,850
Graceway Pharmaceuticals LLC Tranche B 1LN, term loan 5.0106% 5/3/12 (d)	4,039,331	1,736,912
Grifols SA Tranche B, term loan 10/1/16	9,730,000	9,839,463
Hanger Orthopedic Group, Inc. Tranche B, term loan 5.25% 12/1/16 (d)	2,945,000	2,970,916
HCA, Inc.:
Tranche B, term loan 2.5528% 11/17/13 (d)	24,991,199	24,773,776
Tranche B2, term loan 3.5528% 3/31/17 (d)	59,933,869	59,861,949
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (d)	9,386,475	9,421,674
Manor Care, Inc. term loan 2.7606% 12/21/14 (d)	10,256,146	10,127,944
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (d)	17,485,937	17,660,796
PTS Acquisition Corp. term loan 2.5106% 4/10/14 (d)	3,141,317	3,007,812
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5412% 6/15/14 (d)	20,560,273	19,635,061
Tranche 2LN, term loan 6.0444% 6/15/15 (d)	8,000,000	7,480,000
Sun Healthcare Group, Inc. Tranche B, term loan 8% 10/18/16 (d)	6,734,333	6,658,572
Team Health, Inc. term loan 2.2891% 11/22/12 (d)	6,291,329	6,212,688
VWR Funding, Inc. term loan 2.7606% 6/29/14 (d)	8,036,907	7,815,892
		241,865,381
Floating Rate Loans (e) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 1.3%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (d)	$ 11,070,376	$ 11,125,728
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (d)	1,953,203	1,836,011
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,339,338
Tranche B, term loan 3.2857% 10/10/13 (d)	14,338,780	13,478,453
Tranche DD, term loan 3.2844% 10/10/13 (d)	4,923,664	4,615,935
		36,395,465
Insurance - 0.7%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (d)	9,725,000	9,797,938
USI Holdings Corp. Tranche B, term loan 2.77% 5/4/14 (d)	10,715,530	10,367,276
		20,165,214
Leisure - 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (d)	31,188,275	29,940,744
Cannery Casino Resorts LLC:
term loan 4.5106% 5/18/13 (d)	1,998,755	1,908,811
Tranche B, term loan 4.5106% 5/18/13 (d)	2,147,377	2,050,745
London Arena & Waterfront Finance LLC Tranche A, term loan 2.7813% 3/8/12 (d)	2,409,848	2,400,812
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 6/1/16 (d)	14,567,850	14,677,109
Town Sports International LLC term loan 2.125% 2/27/14 (d)	3,644,594	3,407,695
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (d)	13,348,849	13,465,651
		67,851,567
Metals/Mining - 0.8%
Fairmount Minerals Ltd. Tranche B, term loan 6.2744% 8/5/16 (d)	7,971,307	8,090,877
Novelis, Inc. Tranche B, term loan 5.25% 12/17/16 (d)	9,725,000	9,846,563
Oxbow Carbon LLC Tranche B 1LN, term loan 3.7997% 5/8/16 (d)	4,130,129	4,119,803
		22,057,243
Paper - 0.2%
Georgia-Pacific Corp. Tranche C, term loan 3.5524% 12/23/14 (d)	5,233,760	5,259,929
Floating Rate Loans (e) - continued
	Principal Amount	Value
Publishing/Printing - 2.1%
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (d)	$ 9,700,688	$ 9,797,694
Newsday LLC term loan:
6.5391% 8/1/13 (d)	4,000,000	4,080,000
10.5% 8/1/13	8,000,000	8,560,000
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (d)	13,551,900	13,230,042
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (d)	16,977,646	16,001,431
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (b)(d)	8,055,238	5,397,010
Yell Group PLC Tranche B1, term loan 4.0106% 7/31/14 (d)	5,724,877	2,633,443
		59,699,620
Railroad - 0.0%
Helm Holding Corp. Tranche B 1LN, term loan 2.7606% 7/8/11 (d)	807,901	759,427
Restaurants - 1.2%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (d)	9,730,000	9,875,950
Dunkin Brands, Inc. Tranche B, term loan 5.75% 11/23/17 (d)	11,205,000	11,359,069
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (d)	1,216,733	1,158,938
term loan 2.625% 6/14/14 (d)	12,271,927	11,689,011
		34,082,968
Services - 2.3%
Adesa, Inc. term loan 3.02% 10/20/13 (d)	5,951,031	5,891,521
ARAMARK Corp.:
Credit-Linked Deposit 2.2813% 1/26/14 (d)	284,889	283,464
Credit-Linked Deposit 3.5063% 7/26/16 (d)	512,694	512,694
term loan 2.1778% 1/26/14 (d)	3,533,111	3,515,446
Tranche B, term loan 3.5528% 7/26/16 (d)	7,795,851	7,795,851
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (d)	9,025,508	9,036,790
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (d)	8,820,000	8,930,250
Central Parking Corp.:
Credit-Linked Deposit 2.562% 5/22/14 (d)	3,236,777	2,524,686
Tranche 2LN, term loan 4.8125% 11/22/14 (d)	1,950,000	1,355,250
Tranche B 1LN, term loan 2.5625% 5/22/14 (d)	4,430,673	3,455,925
Floating Rate Loans (e) - continued
	Principal Amount	Value
Services - continued
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 4.3125% 6/1/16 (d)	$ 5,861,611	$ 5,766,360
Florida Career College Holdings, Inc. Tranche B, term loan 2.5528% 6/7/13 (d)	8,009,778	7,489,143
Hertz Corp.:
Credit-Linked Deposit 2.0344% 12/21/12 (d)	613,066	606,169
Tranche B, term loan 2.02% 12/21/12 (d)	6,933,900	6,855,894
Rural/Metro Corp. term loan 6% 11/18/16 (d)	3,095,000	3,125,950
		67,145,393
Shipping - 0.7%
Swift Transportation Co., Inc. Tranche B, term loan 6.75% 12/21/16 (d)	20,960,000	21,064,800
Specialty Retailing - 1.9%
Burlington Coat Factory Warehouse Corp. term loan 2.5301% 5/28/13 (d)	3,696,389	3,640,943
Claire's Stores, Inc. term loan 3.0435% 5/29/14 (d)	16,675,450	15,278,881
Dave & Buster's Holdings, Inc. Tranche B, term loan 6% 6/1/16 (d)	4,840,675	4,828,573
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (d)	5,371,694	5,237,401
Tranche B2, term loan 4.8125% 7/31/16 (d)	7,229,086	7,229,086
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (d)	8,939,895	8,939,895
Toys 'R' Us, Inc. term loan 6% 9/1/16 (d)	9,695,700	9,792,657
		54,947,436
Steel - 0.2%
Tube City IMS Corp.:
Revolving Credit-Linked Deposit 2.5394% 1/25/14 (d)	566,838	539,205
term loan 2.5106% 1/25/14 (d)	4,501,047	4,281,621
		4,820,826
Super Retail - 1.8%
Bass Pro Group LLC Tranche B, term loan 5.0057% 4/12/15 (d)	8,654,600	8,654,600
Dollar General Corp. Tranche B1, term loan 3.0229% 7/6/14 (d)	9,265,093	9,218,768
Floating Rate Loans (e) - continued
	Principal Amount	Value
Super Retail - continued
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (d)	$ 10,355,000	$ 10,393,831
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	24,310,000	24,310,000
		52,577,199
Technology - 9.7%
Avaya, Inc. term loan 3.0344% 10/24/14 (d)	18,250,178	17,292,044
First Data Corp.:
Tranche B1, term loan 3.0106% 9/24/14 (d)	13,979,203	12,860,867
Tranche B2, term loan 3.0106% 9/24/14 (d)	20,984,403	19,305,651
Tranche B3, term loan 3.0106% 9/24/14 (d)	20,987,826	19,308,800
Flextronics International Ltd.:
Tranche B A1, term loan 2.5106% 10/1/14 (d)	6,077,411	6,009,040
Tranche B-A, term loan 2.5077% 10/1/14 (d)	21,149,390	20,911,459
Freescale Semiconductor, Inc. term loan 4.5075% 12/1/16 (d)	39,922,123	38,724,459
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (d)	19,227,671	18,771,014
Tranche 2LN, term loan 6.0528% 6/11/15 (d)	30,920,000	30,224,300
MDA Information Products Tranche B, term loan 7% 1/20/17 (d)	9,725,000	9,603,438
MedAssets, Inc. term loan 5.25% 11/16/16 (d)	4,585,000	4,602,194
Serena Software, Inc. term loan 2.3034% 3/10/13 (d)	6,925,667	6,579,383
Springboard Finance LLC term loan 7% 2/23/15 (d)	4,812,500	4,866,641
SunGard Data Systems, Inc. term loan 2.0133% 2/28/14 (d)	24,055,419	23,454,033
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (d)	19,060,000	19,060,000
Tranche 2 LN, term loan 9.75% 6/16/17 (d)	14,590,000	14,590,000
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (d)	14,576,750	14,613,192
		280,776,515
Telecommunications - 9.8%
Asurion Corp.:
Tranche 1LN, term loan 3.2668% 7/3/14 (d)	19,256,250	18,341,578
Tranche 2LN, term loan 6.7622% 7/3/15 (d)	18,700,000	17,671,500
Tranche B 2LN, term loan 6.75% 3/31/15 (d)	9,725,000	9,737,156
Consolidated Communications, Inc. term loan 2.77% 12/31/14 (d)	5,000,000	4,768,750
Digicel International Finance Ltd.:
Tranche A, term loan 3.8125% 3/30/12 (d)	36,693,669	35,592,859
Tranche C, term loan 3.8125% 3/23/12 (d)	1,412,641	1,370,262
Floating Rate Loans (e) - continued
	Principal Amount	Value
Telecommunications - continued
Digicel International Finance Ltd.: - continued
Tranche D, term loan 3.8125% 3/31/15 (d)	$ 28,399,126	$ 27,547,153
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (b)	7,489,353	5,092,760
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (d)	47,923,189	45,527,030
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (d)	24,315,000	24,254,213
Intelsat Ltd. Tranche B, term loan 2.79% 7/3/13 (d)	20,234,641	20,184,055
Level 3 Financing, Inc. term loan 2.5391% 3/13/14 (d)	24,020,000	22,819,000
PanAmSat Corp.:
Tranche B2 A, term loan 2.79% 1/3/14 (d)	6,784,716	6,767,755
Tranche B2 B, term loan 2.79% 1/3/14 (d)	6,782,623	6,765,667
Tranche B2 C, term loan 2.79% 1/3/14 (d)	6,782,623	6,765,667
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	28,295,000	28,082,788
		281,288,193
TOTAL FLOATING RATE LOANS (Cost $2,522,237,576)		2,591,444,935
Nonconvertible Bonds - 6.7%
Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (c)	1,965,000	2,117,288
Chemicals - 0.1%
Lyondell Chemical Co. 11% 5/1/18	2,618,809	2,965,801
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	6,450,000	6,482,250
Ineos Finance PLC 9% 5/15/15 (c)	2,175,000	2,310,938
MU Finance PLC 8.375% 2/1/17 (c)	11,755,000	11,784,388
		20,577,576
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20 (c)	3,285,000	3,367,125
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)	4,865,000	4,609,588
OPTI Canada, Inc. 8.25% 12/15/14	4,865,000	3,454,150
Stone Energy Corp. 6.75% 12/15/14	4,860,000	4,702,050
		12,765,788
Nonconvertible Bonds - continued
	Principal Amount	Value
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (c)	$ 2,050,000	$ 2,152,500
Gaming - 0.9%
Chukchansi Economic Development Authority 3.9428% 11/15/12 (c)(d)	8,886,000	5,742,578
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	7,959,375
MGM Mirage, Inc.:
10.375% 5/15/14	3,350,000	3,760,375
11.125% 11/15/17	4,715,000	5,398,675
13% 11/15/13	2,720,000	3,230,000
		26,091,003
Insurance - 0.1%
USI Holdings Corp. 4.1606% 11/15/14 (c)(d)	3,050,000	2,668,750
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	3,260,000	3,463,750
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0369% 8/1/14 (d)	5,350,000	4,815,000
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (c)(d)	8,830,000	8,763,775
Restaurants - 0.2%
Dave & Buster's, Inc. 11% 6/1/18	5,000,000	5,500,000
Services - 0.8%
ARAMARK Corp. 3.7869% 2/1/15 (d)	10,595,000	10,356,613
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7856% 5/15/14 (d)	12,975,000	12,488,438
		22,845,051
Technology - 1.7%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (d)	10,816,833	11,033,170
Freescale Semiconductor, Inc.:
4.1766% 12/15/14 (d)	18,925,000	18,735,750
10.125% 3/15/18 (c)	4,870,000	5,417,875
NXP BV/NXP Funding LLC 3.0391% 10/15/13 (d)	11,385,000	11,185,763
Spansion LLC 7.875% 11/15/17 (c)	2,175,000	2,153,250
		48,525,808
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	$ 7,300,000	$ 7,884,000
Clearwire Escrow Corp. 12% 12/1/15 (c)	10,000,000	10,800,000
		18,684,000
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.8313% 12/15/14 (d)	6,590,000	6,540,575
TOTAL NONCONVERTIBLE BONDS (Cost $179,217,593)		191,843,790
Common Stocks - 1.9%
	Shares
Chemicals - 1.6%
LyondellBasell Industries NV Class A (a)	1,353,088	46,546,227
Publishing/Printing - 0.3%
RDA Holding Co. (a)	302,519	7,109,197
TOTAL COMMON STOCKS (Cost $29,282,950)		53,655,424
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
Cash Equivalents - 3.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $98,269,000)	$ 98,270,641	$ 98,269,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,829,007,148)		2,935,213,178
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(54,561,744)
NET ASSETS - 100%		$ 2,880,651,434
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,772,055 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$98,269,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 11,619,062
Barclays Capital, Inc.	23,182,757
Citigroup Global Markets, Inc.	7,478,308
Credit Agricole Securities (USA), Inc.	14,956,616
Deutsche Bank Securities, Inc.	2,991,323
HSBC Securities (USA), Inc.	8,816,349
J.P. Morgan Securities, Inc.	7,478,308
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,243,492
Mizuho Securities USA, Inc.	12,713,124
RBS Securities, Inc.	4,172,253
Societe Generale, New York Branch	1,869,577
Wells Fargo Securities LLC	747,831
$ 98,269,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,109,197	$ -	$ 7,109,197	$ -
Materials	46,546,227	46,546,227	-	-
Corporate Bonds	191,843,790	-	191,843,790	-
Floating Rate Loans	2,591,444,935	-	2,591,444,935	-
Other	29	-	-	29
Cash Equivalents	98,269,000	-	98,269,000	-
Total Investments in Securities:	$ 2,935,213,178	$ 46,546,227	$ 2,888,666,922	$ 29
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,460,734
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(15,460,705)
Ending Balance	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,766,965,045. Net unrealized appreciation aggregated $168,248,133, of which $221,473,468 related to appreciated investment securities and $53,225,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2010

1.842158.104

HCCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BIOTECHNOLOGY - 19.2%
Biotechnology - 19.2%
Acorda Therapeutics, Inc. (a)	131,110	$ 3,574,059
Alexion Pharmaceuticals, Inc. (a)	194,857	15,695,731
Amgen, Inc. (a)	358,246	19,667,705
Anthera Pharmaceuticals, Inc.	352,800	1,721,664
ARIAD Pharmaceuticals, Inc. (a)	989,457	5,046,231
ArQule, Inc. (a)	347,700	2,040,999
AVEO Pharmaceuticals, Inc.	52,900	773,398
AVEO Pharmaceuticals, Inc. (e)	51,392	751,351
Biogen Idec, Inc. (a)	247,359	16,585,421
BioMarin Pharmaceutical, Inc. (a)	515,371	13,878,941
Cephalon, Inc. (a)	39,926	2,464,233
Chelsea Therapeutics International Ltd. (a)	349,700	2,622,750
Dynavax Technologies Corp. (a)	960,596	3,073,907
Gilead Sciences, Inc. (a)	250,372	9,073,481
Human Genome Sciences, Inc. (a)	133,987	3,200,949
Incyte Corp. (a)	338,799	5,610,511
Inhibitex, Inc. (a)	350,400	911,040
Keryx Biopharmaceuticals, Inc. (a)(d)	330,700	1,514,606
Medivir AB (B Shares) (a)	145,300	3,022,038
Micromet, Inc. (a)(d)	175,461	1,424,743
Neurocrine Biosciences, Inc. (a)	191,800	1,465,352
Seattle Genetics, Inc. (a)	272,693	4,076,760
Targacept, Inc. (a)	202,900	5,376,850
Theravance, Inc. (a)	225,900	5,663,313
United Therapeutics Corp. (a)	171,200	10,823,264
YM Biosciences, Inc. (a)	318,900	741,851
ZIOPHARM Oncology, Inc. (a)	377,034	1,756,978
		142,558,126
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
Safeguard Scientifics, Inc. (a)	59,630	1,018,480
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	400,000	1,940,000
Stewart Enterprises, Inc. Class A (d)	296,320	1,982,381
		3,922,381
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - 0.3%
Drug Retail - 0.3%
Rite Aid Corp. (a)	2,124,500	$ 1,876,358
HEALTH CARE EQUIPMENT & SUPPLIES - 18.5%
Health Care Equipment - 17.1%
American Medical Systems Holdings, Inc. (a)	412,300	7,775,978
ArthroCare Corp. (a)	125,179	3,888,060
Boston Scientific Corp. (a)	674,100	5,102,937
C. R. Bard, Inc.	209,011	19,180,939
Covidien PLC	776,235	35,442,890
Edwards Lifesciences Corp. (a)	305,069	24,661,778
Genmark Diagnostics, Inc.	130,001	531,704
HeartWare International, Inc. (a)	49,628	4,345,924
Hologic, Inc. (a)	371,100	6,984,102
Masimo Corp.	216,900	6,305,283
Orthofix International NV (a)	87,016	2,523,464
Orthovita, Inc. (a)	1,106,996	2,225,062
William Demant Holding AS (a)	58,832	4,347,452
Wright Medical Group, Inc. (a)	219,568	3,409,891
		126,725,464
Health Care Supplies - 1.4%
Cooper Companies, Inc.	102,206	5,758,286
RTI Biologics, Inc. (a)	1,179,842	3,150,178
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	608,000	1,724,850
		10,633,314
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		137,358,778
HEALTH CARE PROVIDERS & SERVICES - 20.8%
Health Care Distributors & Services - 4.2%
McKesson Corp.	418,030	29,420,951
United Drug PLC (Ireland)	627,800	1,762,674
		31,183,625
Health Care Facilities - 2.0%
Emeritus Corp. (a)	152,851	3,012,693
Hanger Orthopedic Group, Inc. (a)	169,377	3,589,099
Kindred Healthcare, Inc. (a)	208,700	3,833,819
LCA-Vision, Inc. (a)	272,600	1,567,450
Sunrise Senior Living, Inc. (a)(d)	543,330	2,961,149
		14,964,210
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 12.3%
Air Methods Corp. (a)	70,100	$ 3,944,527
Express Scripts, Inc. (a)	388,124	20,978,102
Fresenius Medical Care AG & Co. KGaA	84,700	4,895,534
HMS Holdings Corp. (a)	98,900	6,405,753
Laboratory Corp. of America Holdings (a)	61,800	5,433,456
Medco Health Solutions, Inc. (a)	676,683	41,460,367
Sun Healthcare Group, Inc. (a)	261,500	3,310,590
Team Health Holdings, Inc.	287,975	4,475,132
		90,903,461
Managed Health Care - 2.3%
CIGNA Corp.	250,406	9,179,884
UnitedHealth Group, Inc.	226,800	8,189,748
		17,369,632
TOTAL HEALTH CARE PROVIDERS & SERVICES		154,420,928
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	639,028	12,314,070
Computer Programs & Systems, Inc.	83,513	3,911,749
		16,225,819
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	89,375	4,563,488
LIFE SCIENCES TOOLS & SERVICES - 19.6%
Life Sciences Tools & Services - 19.6%
Agilent Technologies, Inc. (a)	597,149	24,739,883
Bruker BioSciences Corp. (a)	300,500	4,988,300
Charles River Laboratories International, Inc. (a)	77,200	2,743,688
Covance, Inc. (a)	358,289	18,419,637
Illumina, Inc. (a)	677,290	42,899,550
Lonza Group AG	82,607	6,626,774
Nordion, Inc. (a)	164,900	1,865,108
PAREXEL International Corp. (a)	288,635	6,127,721
PerkinElmer, Inc.	288,554	7,450,464
QIAGEN NV (a)(d)	700,886	13,702,321
Thermo Fisher Scientific, Inc. (a)	293,300	16,237,088
		145,800,534
Common Stocks - continued
	Shares	Value
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	76,184	$ 3,777,203
MULTILINE RETAIL - 0.1%
General Merchandise Stores - 0.1%
Droga Raia SA	24,000	367,907
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	248,200	2,965,990
PHARMACEUTICALS - 15.0%
Pharmaceuticals - 15.0%
Ardea Biosciences, Inc. (a)(d)	255,000	6,630,000
Cadence Pharmaceuticals, Inc. (a)(d)	272,509	2,057,443
Cardiome Pharma Corp. (a)	500,800	3,203,754
Jazz Pharmaceuticals, Inc. (a)	108,800	2,141,184
Merck & Co., Inc.	796,104	28,691,588
Optimer Pharmaceuticals, Inc. (a)	215,274	2,434,749
Perrigo Co.	141,944	8,989,314
Pfizer, Inc.	1,194,188	20,910,232
Piramal Healthcare Ltd.	296,967	3,121,267
Shire PLC sponsored ADR	131,900	9,546,922
Valeant Pharmaceuticals International, Inc. (d)	745,998	21,153,939
Watson Pharmaceuticals, Inc. (a)	43,200	2,231,280
		111,111,672
SOFTWARE - 0.3%
Application Software - 0.3%
Nuance Communications, Inc. (a)	125,200	2,276,136
TOTAL COMMON STOCKS (Cost $581,727,888)		728,243,800
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	8,047,752	$ 8,047,752
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	11,276,150	11,276,150
TOTAL MONEY MARKET FUNDS (Cost $19,323,902)		19,323,902
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $601,051,790)		747,567,702
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,848,635)
NET ASSETS - 100%		$ 742,719,067
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $751,351 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 693,792
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,539
Fidelity Securities Lending Cash Central Fund	156,008
Total	$ 162,547
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $605,657,335. Net unrealized appreciation aggregated $141,910,367, of which $153,517,097 related to appreciated investment securities and $11,606,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2010

1.811332.106

HP1-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.7%
	Principal Amount	Value
Convertible Bonds - 0.4%
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	$ 1,160,000	$ 1,134,480
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,313,700	1,248,836
TOTAL CONVERTIBLE BONDS		2,383,316
Nonconvertible Bonds - 88.3%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	1,035,000	1,063,463
BE Aerospace, Inc.:
6.875% 10/1/20	685,000	705,550
8.5% 7/1/18	1,425,000	1,560,375
Esterline Technologies Corp. 7% 8/1/20 (d)	680,000	700,400
TransDigm, Inc. 7.75% 12/15/18 (d)	1,845,000	1,909,575
		5,939,363
Air Transportation - 2.5%
Air Canada 9.25% 8/1/15 (d)	2,625,000	2,756,250
American Airlines, Inc. 10.5% 10/15/12	1,475,000	1,615,125
American Airlines, Inc. pass-thru trust certificates:
8.608% 10/1/12	390,000	391,950
10.375% 7/2/19	858,037	1,012,484
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,971,014	2,000,579
6.75% 9/15/15 (d)	2,105,000	2,160,151
Continental Airlines, Inc. 9.25% 5/10/17	460,683	489,475
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,215,623	1,264,248
8.954% 8/10/14	307,932	321,789
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	198,073	196,092
United Air Lines, Inc.:
9.875% 8/1/13 (d)	365,000	393,288
12% 11/1/13 (d)	465,000	512,663
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	636,890	617,784
9.75% 1/15/17	1,056,415	1,217,519
12% 1/15/16 (d)	382,971	435,629
		15,385,026
Automotive - 3.3%
Accuride Corp. 9.5% 8/1/18 (d)	1,380,000	1,497,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
American Axle & Manufacturing, Inc. 7.875% 3/1/17	$ 1,255,000	$ 1,292,650
ArvinMeritor, Inc.:
8.125% 9/15/15	1,480,000	1,548,450
10.625% 3/15/18	355,000	398,488
Ford Motor Co. 7.45% 7/16/31	1,200,000	1,285,500
Ford Motor Credit Co. LLC:
6.625% 8/15/17	2,030,000	2,126,425
7% 4/15/15	2,685,000	2,879,663
8% 6/1/14	490,000	531,650
8% 12/15/16	1,405,000	1,570,030
12% 5/15/15	1,610,000	2,004,450
Navistar International Corp. 8.25% 11/1/21	1,700,000	1,836,000
Tenneco, Inc.:
6.875% 12/15/20 (d)	1,005,000	1,015,050
7.75% 8/15/18 (d)	860,000	909,450
		18,895,106
Banks & Thrifts - 4.4%
Ally Financial, Inc.:
6.25% 12/1/17 (d)	1,820,000	1,810,900
7.5% 9/15/20 (d)	1,635,000	1,716,750
8% 3/15/20	1,535,000	1,650,125
Bank of America Corp.:
8% (e)	450,000	450,000
8.125% (e)	595,000	597,975
CIT Group, Inc.:
7% 5/1/13	167,280	170,417
7% 5/1/14	1,830,921	1,844,653
7% 5/1/15	2,005,921	2,010,936
7% 5/1/16	3,143,202	3,143,202
7% 5/1/17	5,190,485	5,183,997
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,300,000	1,235,000
General Motors Acceptance Corp. 6.875% 8/28/12	1,890,000	1,977,507
GMAC LLC:
6.75% 12/1/14	2,110,000	2,204,950
8% 12/31/18	1,215,000	1,281,825
8% 11/1/31	1,085,000	1,155,525
Regions Bank 7.5% 5/15/18	755,000	777,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Regions Financial Corp. 4.875% 4/26/13	$ 755,000	$ 736,125
Zions Bancorp. 7.75% 9/23/14	1,660,000	1,730,567
		29,678,104
Broadcasting - 2.0%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,201,900
Belo Corp. 8% 11/15/16	770,000	833,525
Citadel Broadcasting Corp. 7.75% 12/15/18 (d)	1,520,000	1,561,800
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,260,000	1,045,800
11% 8/1/16 pay-in-kind (e)	944,031	821,307
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,250,000	2,385,000
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(e)	2,002,646	2,099,774
Univision Communications, Inc.:
7.875% 11/1/20 (d)	580,000	609,000
8.5% 5/15/21 (d)	1,830,000	1,862,025
		12,420,131
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (d)	2,405,000	2,380,950
Cable TV - 3.2%
Bresnan Broadband Holdings LLC 8% 12/15/18 (d)	365,000	375,038
Cablevision Systems Corp.:
7.75% 4/15/18	815,000	853,713
8.625% 9/15/17	1,815,000	1,969,275
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17	1,870,000	1,893,375
7.875% 4/30/18	1,870,000	1,930,775
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,470,000	4,715,850
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	333,687	397,922
CSC Holdings LLC:
8.5% 6/15/15	360,000	390,600
8.625% 2/15/19	1,400,000	1,582,000
Insight Communications, Inc. 9.375% 7/15/18 (d)	2,305,000	2,466,350
Kabel Deutschland GmbH 10.625% 7/1/14	302,000	318,610
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPC Germany GmbH 8.125% 12/1/17 (d)	$ 1,310,000	$ 1,382,050
Videotron Ltd. 9.125% 4/15/18	1,405,000	1,573,600
		19,849,158
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,040,000	2,142,000
Briggs & Stratton Corp. 6.875% 12/15/20	385,000	391,738
RBS Global, Inc./Rexnord Corp. 8.5% 5/1/18	710,000	745,500
SPX Corp. 6.875% 9/1/17 (d)	2,015,000	2,140,938
		5,420,176
Chemicals - 2.7%
Celanese US Holdings LLC 6.625% 10/15/18 (d)	725,000	752,188
Huntsman International LLC:
5.5% 6/30/16	1,480,000	1,435,600
8.625% 3/15/20	1,560,000	1,696,500
8.625% 3/15/21 (d)	1,620,000	1,741,500
LBI Escrow Corp. 8% 11/1/17 (d)	860,000	950,300
Lyondell Chemical Co. 11% 5/1/18	3,835,000	4,343,138
Nalco Co. 6.625% 1/15/19 (d)	1,025,000	1,053,188
NOVA Chemicals Corp.:
3.5678% 11/15/13 (e)	845,000	830,213
6.5% 1/15/12	995,000	1,027,338
8.375% 11/1/16	1,425,000	1,517,625
8.625% 11/1/19	895,000	977,788
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (d)	550,000	572,000
		16,897,378
Consumer Products - 0.1%
Jarden Corp. 6.125% 11/15/22	515,000	491,825
Containers - 1.4%
Berry Plastics Corp.:
5.0391% 2/15/15 (e)	770,000	741,125
8.25% 11/15/15	1,230,000	1,282,275
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,755,000	2,734,338
Greif, Inc. 6.75% 2/1/17	3,670,000	3,835,150
		8,592,888
Diversified Financial Services - 5.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,065,000	2,075,325
7.75% 1/15/16 (d)	995,000	999,975
8% 1/15/18	2,415,000	2,427,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18 (d)	$ 995,000	$ 999,975
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(e)	580,000	440,800
Ineos Finance PLC 9% 5/15/15 (d)	1,850,000	1,965,625
International Lease Finance Corp.:
5.625% 9/20/13	750,000	753,750
5.65% 6/1/14	605,000	600,463
6.375% 3/25/13	165,000	169,125
6.5% 9/1/14 (d)	1,000,000	1,047,500
6.625% 11/15/13	790,000	806,788
6.75% 9/1/16 (d)	1,000,000	1,047,500
8.25% 12/15/20	615,000	627,300
8.625% 9/15/15 (d)	1,530,000	1,621,800
8.75% 3/15/17 (d)	3,730,000	3,963,125
8.875% 9/1/17	3,010,000	3,220,700
National Money Mart Co. 10.375% 12/15/16	1,380,000	1,497,300
Nuveen Investments, Inc.:
5.5% 9/15/15	1,235,000	1,059,013
10.5% 11/15/15	920,000	938,400
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	1,935,000	2,070,450
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	1,400,000	1,470,000
SLM Corp. 8% 3/25/20	2,848,000	2,876,480
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (d)	2,835,000	3,217,725
		35,896,194
Diversified Media - 2.6%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(e)	2,050,000	2,193,500
Checkout Holding Corp. 0% 11/15/15 (d)	530,000	325,261
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	260,000	282,750
Series B, 9.25% 12/15/17	2,140,000	2,343,300
Liberty Media Corp. 8.25% 2/1/30	120,000	116,400
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	3,235,000	3,380,575
7.75% 10/15/18 (d)	2,590,000	2,674,175
11.5% 5/1/16	1,050,000	1,204,875
11.625% 2/1/14	1,455,000	1,669,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16	$ 790,000	$ 813,700
7.75% 3/15/16	1,010,000	1,040,300
		16,044,449
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	555,000	591,075
7.75% 10/15/15	1,945,000	2,066,563
8% 10/15/17	905,000	950,250
9.75% 4/15/16	1,470,000	1,642,725
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	3,340,000	3,532,050
Dynegy Holdings, Inc. 7.5% 6/1/15	1,485,000	1,121,175
GenOn Escrow Corp.:
9.5% 10/15/18 (d)	1,030,000	1,024,850
9.875% 10/15/20 (d)	995,000	995,000
Intergen NV 9% 6/30/17 (d)	2,560,000	2,713,600
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	495,000	528,413
Mirant Americas Generation LLC:
8.5% 10/1/21	3,210,000	3,226,050
9.125% 5/1/31	3,745,000	3,688,825
NRG Energy, Inc.:
7.25% 2/1/14	1,075,000	1,093,813
7.375% 2/1/16	505,000	515,100
7.375% 1/15/17	1,690,000	1,740,700
NSG Holdings II, LLC 7.75% 12/15/25 (d)	5,220,000	4,854,600
NV Energy, Inc. 6.25% 11/15/20	1,490,000	1,467,650
Otter Tail Corp. 9% 12/15/16	1,115,000	1,215,350
Puget Energy, Inc. 6.5% 12/15/20 (d)	1,510,000	1,515,738
RRI Energy, Inc. 7.625% 6/15/14	4,265,000	4,360,963
		38,844,490
Energy - 6.8%
Antero Resources Finance Corp. 9.375% 12/1/17	1,480,000	1,548,376
Calfrac Holdings LP 7.5% 12/1/20 (d)	1,045,000	1,058,063
Continental Resources, Inc. 7.125% 4/1/21 (d)	1,015,000	1,055,600
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	830,000	871,500
Drummond Co., Inc. 7.375% 2/15/16	2,530,000	2,605,900
Edgen Murray Corp. 12.25% 1/15/15	1,835,000	1,605,625
Energy Transfer Equity LP 7.5% 10/15/20	1,315,000	1,361,025
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,725,000	2,609,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Exterran Holdings, Inc. 7.25% 12/1/18 (d)	$ 2,320,000	$ 2,296,800
Frontier Oil Corp.:
6.875% 11/15/18	620,000	632,400
8.5% 9/15/16	1,395,000	1,485,675
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (d)	1,140,000	1,148,550
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,025,000	1,992,094
LINN Energy LLC:
7.75% 2/1/21 (d)	1,195,000	1,224,875
8.625% 4/15/20 (d)	1,515,000	1,632,413
Pan American Energy LLC 7.875% 5/7/21 (d)	1,990,000	2,109,400
Petrohawk Energy Corp.:
7.25% 8/15/18	1,250,000	1,262,500
7.875% 6/1/15	410,000	426,913
10.5% 8/1/14	1,355,000	1,542,939
Pioneer Natural Resources Co.:
6.65% 3/15/17	1,210,000	1,276,550
7.5% 1/15/20	1,530,000	1,679,175
Plains Exploration & Production Co.:
7% 3/15/17	2,050,000	2,091,000
10% 3/1/16	630,000	699,300
Precision Drilling Corp. 6.625% 11/15/20 (d)	1,805,000	1,841,100
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,080,000	2,926,000
11.75% 1/1/16	1,030,000	1,194,800
Range Resources Corp. 6.75% 8/1/20	535,000	548,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (d)	1,360,000	1,407,600
		42,133,736
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (d)	445,000	467,250
Environmental - 0.4%
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,662,596
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (d)	590,000	643,808
		2,306,404
Food & Drug Retail - 1.1%
Albertsons, Inc.:
7.45% 8/1/29	775,000	581,250
7.75% 6/15/26	170,000	130,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Albertsons, Inc.: - continued
8% 5/1/31	$ 1,045,000	$ 783,750
Rite Aid Corp.:
7.5% 3/1/17	620,000	593,650
9.375% 12/15/15	495,000	425,700
9.5% 6/15/17	615,000	518,138
9.75% 6/12/16	620,000	683,550
SUPERVALU, Inc. 8% 5/1/16	750,000	716,250
Tops Markets LLC 10.125% 10/15/15	2,440,000	2,519,300
		6,952,488
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	1,670,000	1,611,550
NBTY, Inc. 9% 10/1/18 (d)	1,385,000	1,468,100
		3,079,650
Gaming - 2.3%
Chukchansi Economic Development Authority 8% 11/15/13 (d)	90,000	59,850
Las Vegas Sands Corp. 6.375% 2/15/15	1,275,000	1,302,094
MCE Finance Ltd. 10.25% 5/15/18	1,970,000	2,250,725
MGM Mirage, Inc.:
5.875% 2/27/14	1,380,000	1,269,600
6.625% 7/15/15	1,860,000	1,683,300
6.75% 9/1/12	490,000	482,650
6.75% 4/1/13	580,000	562,600
7.5% 6/1/16	710,000	651,425
MGM Resorts International:
10% 11/1/16 (d)	2,045,000	2,065,450
11.375% 3/1/18	950,000	1,011,750
Scientific Games Corp. 7.875% 6/15/16 (d)	1,330,000	1,338,246
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,415,000	1,506,975
		14,184,665
Healthcare - 5.4%
DaVita, Inc.:
6.375% 11/1/18	720,000	705,600
6.625% 11/1/20	625,000	614,063
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14	2,720,000	2,964,800
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (d)	745,000	754,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc. 7.75% 5/15/21 (d)	$ 1,615,000	$ 1,615,000
HCA, Inc.:
8.5% 4/15/19	2,255,000	2,457,950
9.125% 11/15/14	2,415,000	2,529,713
9.25% 11/15/16	2,685,000	2,872,950
9.625% 11/15/16 pay-in-kind (e)	1,456,000	1,565,200
9.875% 2/15/17	790,000	869,000
HealthSouth Corp.:
7.25% 10/1/18	1,035,000	1,050,525
7.75% 9/15/22	555,000	566,100
Mylan, Inc.:
6% 11/15/18 (d)	1,660,000	1,624,808
7.625% 7/15/17 (d)	1,510,000	1,596,825
7.875% 7/15/20 (d)	610,000	655,750
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (d)	775,000	763,375
7% 1/15/16	435,000	441,525
7.5% 2/15/20	820,000	861,000
Senior Housing Properties Trust 6.75% 4/15/20	1,320,000	1,394,250
Valeant Pharmaceuticals International 6.875% 12/1/18 (d)	1,825,000	1,806,750
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	3,085,000	3,138,988
8% 2/1/18 (d)	1,430,000	1,455,025
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,456,000
6.5% 6/1/16	215,000	223,600
		33,983,110
Homebuilders/Real Estate - 1.2%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (d)	735,000	727,650
KB Home 7.25% 6/15/18	930,000	888,150
Lennar Corp.:
5.6% 5/31/15	295,000	283,200
12.25% 6/1/17	760,000	908,200
Standard Pacific Corp.:
8.375% 5/15/18	860,000	860,000
8.375% 5/15/18 (d)	1,235,000	1,228,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21 (d)	$ 1,235,000	$ 1,191,775
10.75% 9/15/16	1,100,000	1,265,000
		7,352,800
Hotels - 0.6%
Host Hotels & Resorts LP:
6% 11/1/20 (d)	2,400,000	2,364,000
9% 5/15/17	1,025,000	1,145,438
Host Marriott LP 7.125% 11/1/13	154,000	155,540
		3,664,978
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (d)	475,000	486,875
Leisure - 2.8%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	1,465,000	1,547,406
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	920,000	970,600
NCL Corp. Ltd.:
9.5% 11/15/18 (d)	750,000	778,125
11.75% 11/15/16	755,000	879,575
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	811,800
yankee:
7% 6/15/13	845,000	893,588
7.25% 6/15/16	5,105,000	5,475,113
7.5% 10/15/27	2,800,000	2,744,000
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	1,612,710
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	560,000	595,000
10.875% 11/15/16	1,335,000	1,468,500
		17,776,417
Metals/Mining - 2.2%
Arch Coal, Inc.:
7.25% 10/1/20	280,000	291,900
8.75% 8/1/16	470,000	517,000
Arch Western Finance LLC 6.75% 7/1/13	478,000	483,975
CONSOL Energy, Inc.:
8% 4/1/17 (d)	1,305,000	1,383,300
8.25% 4/1/20 (d)	1,665,000	1,781,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Drummond Co., Inc. 9% 10/15/14 (d)	$ 375,000	$ 398,438
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	3,240,000	3,345,300
Massey Energy Co. 6.875% 12/15/13	2,005,000	2,030,063
Severstal Columbus LLC 10.25% 2/15/18 (d)	3,060,000	3,228,300
		13,459,826
Paper - 0.5%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	1,395,000	1,478,700
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	785,000	794,813
11.5% 7/1/14	635,000	696,913
		2,970,426
Publishing/Printing - 0.4%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)	1,785,000	1,838,550
Visant Corp. 10% 10/1/17 (d)	805,000	841,225
		2,679,775
Services - 4.7%
Aircastle Ltd. 9.75% 8/1/18	1,030,000	1,130,425
ARAMARK Corp.:
3.7869% 2/1/15 (e)	1,780,000	1,739,950
8.5% 2/1/15	2,570,000	2,679,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7856% 5/15/14 (e)	975,000	938,438
7.625% 5/15/14	2,117,000	2,169,925
7.75% 5/15/16	2,225,000	2,269,500
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (d)	495,000	520,988
7.875% 7/15/20 (d)	655,000	694,300
FTI Consulting, Inc.:
6.75% 10/1/20 (d)	1,540,000	1,524,600
7.75% 10/1/16	760,000	773,300
Hertz Corp.:
7.375% 1/15/21 (d)	1,850,000	1,863,875
7.5% 10/15/18 (d)	3,740,000	3,842,850
8.875% 1/1/14	1,890,000	1,934,888
10.5% 1/1/16	2,000,000	2,107,500
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	3,070,000	2,897,313
PHH Corp. 9.25% 3/1/16 (d)	995,000	1,047,238
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(e)	1,360,000	1,455,200
		29,589,515
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 2.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	$ 1,100,000	$ 1,113,750
Navios Maritime Holdings, Inc.:
8.875% 11/1/17	1,655,000	1,766,713
9.5% 12/15/14	2,075,000	2,158,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	506,620
8.125% 3/30/18	1,430,000	1,444,300
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,630,606
Swift Services Holdings, Inc. 10% 11/15/18 (d)	1,280,000	1,331,200
		17,951,189
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (d)	3,175,000	2,976,563
Steel - 0.8%
AK Steel Corp. 7.625% 5/15/20	1,300,000	1,293,500
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	1,390,000	1,398,688
Steel Dynamics, Inc. 6.75% 4/1/15	1,755,000	1,785,713
Tube City IMS Corp. 9.75% 2/1/15	775,000	802,125
		5,280,026
Super Retail - 1.3%
AutoNation, Inc. 6.75% 4/15/18	1,150,000	1,184,500
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	1,220,000	1,281,000
QVC, Inc. 7.125% 4/15/17 (d)	725,000	757,625
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	2,315,000	2,656,463
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	1,140,000	1,225,500
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	740,000	775,150
		7,880,238
Technology - 6.4%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (d)	1,860,000	1,929,750
Amkor Technology, Inc. 7.375% 5/1/18	2,520,000	2,589,300
Atkore International, Inc. 9.875% 1/1/18 (d)	350,000	363,125
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	1,739,418	1,774,206
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)	1,490,000	1,519,800
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	2,124,759	2,209,749
9.25% 4/15/18 (d)	1,350,000	1,485,000
10.125% 12/15/16	2,235,000	2,357,925
10.125% 3/15/18 (d)	1,980,000	2,202,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Jabil Circuit, Inc.:
5.625% 12/15/20	$ 1,395,000	$ 1,363,613
7.75% 7/15/16	1,340,000	1,504,150
8.25% 3/15/18	140,000	158,550
Lucent Technologies, Inc.:
6.45% 3/15/29	1,755,000	1,386,450
6.5% 1/15/28	2,150,000	1,709,250
Seagate HDD Cayman 6.875% 5/1/20 (d)	730,000	697,150
Seagate Technology HDD Holdings 6.8% 10/1/16	1,190,000	1,187,025
Spansion LLC 7.875% 11/15/17 (d)	1,085,000	1,074,150
SunGard Data Systems, Inc.:
7.375% 11/15/18 (d)	705,000	697,950
7.625% 11/15/20 (d)	705,000	697,950
10.25% 8/15/15	2,245,000	2,360,056
Terremark Worldwide, Inc.:
9.5% 11/15/13 (d)	660,000	656,700
12% 6/15/17	2,580,000	2,954,100
Viasystems, Inc. 12% 1/15/15 (d)	740,000	826,950
Xerox Capital Trust I 8% 2/1/27	6,230,000	6,339,025
		40,044,674
Telecommunications - 10.8%
Citizens Communications Co.:
7.875% 1/15/27	425,000	412,250
9% 8/15/31	1,800,000	1,849,500
Cleveland Unlimited, Inc. 14.5% 12/15/10 (b)(d)(e)	585,000	526,500
Digicel Group Ltd.:
8.25% 9/1/17 (d)	1,815,000	1,869,450
8.875% 1/15/15 (d)	2,485,000	2,519,293
9.125% 1/15/15 pay-in-kind (d)(e)	770,000	780,626
12% 4/1/14 (d)	1,355,000	1,585,350
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,442,100
Frontier Communications Corp.:
7.875% 4/15/15	870,000	950,475
8.125% 10/1/18	2,365,000	2,577,850
8.25% 4/15/17	1,280,000	1,417,600
8.5% 4/15/20	435,000	476,325
Global Crossing Ltd.:
9% 11/15/19 (d)	1,215,000	1,205,888
12% 9/15/15	2,205,000	2,486,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Bermuda Ltd.:
11.25% 2/4/17	$ 745,000	$ 810,188
12% 2/4/17 pay-in-kind (e)	3,989,272	4,291,930
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,880,000	3,038,400
11.5% 6/15/16	1,760,000	1,896,400
Intelsat Jackson Holdings SA 7.25% 10/15/20 (d)	2,130,000	2,151,300
Intelsat Ltd.:
6.5% 11/1/13	2,880,000	2,959,200
11.25% 6/15/16	950,000	1,021,250
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	245,000	250,513
8.875% 1/15/15	1,810,000	1,859,775
MetroPCS Wireless, Inc.:
6.625% 11/15/20	1,215,000	1,160,325
7.875% 9/1/18	1,795,000	1,859,979
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,714,463
6.875% 10/31/13	2,435,000	2,441,088
7.375% 8/1/15	3,000,000	3,003,750
NII Capital Corp.:
8.875% 12/15/19	1,250,000	1,343,750
10% 8/15/16	2,110,000	2,336,825
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	525,000	531,563
7.125% 4/1/18 (d)	2,300,000	2,374,750
8% 10/1/15	1,640,000	1,763,000
Qwest Corp. 8.375% 5/1/16	880,000	1,048,784
Sprint Nextel Corp. 6% 12/1/16	2,290,000	2,212,713
U.S. West Communications 7.5% 6/15/23	1,750,000	1,741,250
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	770,000	775,775
11.75% 7/15/17 (d)	2,070,000	2,313,225
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	2,373,280	2,591,984
		67,591,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20 (d)	$ 590,000	$ 559,025
TOTAL NONCONVERTIBLE BONDS		550,106,393
TOTAL CORPORATE BONDS (Cost $512,309,390)		552,489,709
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e) (Cost $466,273)	637,476	256,584
Common Stocks - 0.2%
	Shares
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f) (Cost $5,834,134)	144,445	1,073,226
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
Automotive - 0.3%
General Motors Co. 4.75% (a)	40,000	2,164,400
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	322,872
TOTAL CONVERTIBLE PREFERRED STOCKS		2,487,272
Nonconvertible Preferred Stocks - 0.3%
Banking & Thrifts - 0.3%
GMAC LLC 7.00% (d)	1,855	1,734,425
TOTAL PREFERRED STOCKS (Cost $3,937,141)		4,221,697
Floating Rate Loans - 5.1%
	Principal Amount	Value
Aerospace - 0.0%
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (e)	$ 215,000	$ 216,613
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (e)	839,110	816,034
US Airways Group, Inc. term loan 2.7884% 3/23/14 (e)	2,125,000	1,907,188
		2,723,222
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.2059% 12/27/14 (e)	1,660,798	1,552,846
Tranche C, term loan 2.1987% 12/27/15 (e)	985,528	916,541
		2,469,387
Broadcasting - 0.5%
Clear Channel Capital I LLC Tranche B, term loan 3.9106% 1/29/16 (e)	1,050,000	910,875
Univision Communications, Inc. term loan 4.5106% 3/31/17 (e)	2,470,731	2,322,487
		3,233,362
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (e)	880,000	877,800
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	925,428	930,633
Tranche 2LN, term loan 10% 9/2/16 (e)	1,045,000	1,042,388
		1,973,021
Diversified Financial Services - 0.4%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	2,239,300	2,303,680
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (e)	592,417	585,012
term loan 3.3028% 3/30/14 (e)	4,576,418	4,519,213
		5,104,225
Floating Rate Loans - continued
	Principal Amount	Value
Gaming - 0.2%
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (e)	$ 1,132,883	$ 1,083,319
Tranche I, term loan 3.03% 11/23/16 (e)	232,768	223,166
		1,306,485
Leisure - 0.4%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	1,782,000	1,817,640
Six Flags, Inc. Tranche B, term loan 7.25% 6/30/16 (e)	865,000	874,731
		2,692,371
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,572,900
Visant Corp. Tranche B, term loan 7% 12/22/16 (e)	758,100	765,681
		2,338,581
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6.75% 12/21/16 (e)	450,000	452,250
Technology - 0.2%
Avaya, Inc. term loan 3.0344% 10/24/14 (e)	1,133,209	1,073,715
Telecommunications - 0.9%
Asurion Corp.:
Tranche 2LN, term loan 6.7622% 7/3/15 (e)	2,593,534	2,450,890
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	2,340,000	2,342,925
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (e)	605,000	574,750
		5,368,565
TOTAL FLOATING RATE LOANS (Cost $29,982,058)		32,133,277
Cash Equivalents - 3.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $21,712,000)	$ 21,712,363	$ 21,712,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $574,240,996)		611,886,493
NET OTHER ASSETS (LIABILITIES) - 1.8%		11,166,645
NET ASSETS - 100%		$ 623,053,138
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,778,424 or 31.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,073,226 or 0.2% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,712,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 2,567,169
Barclays Capital, Inc.	5,122,104
Citigroup Global Markets, Inc.	1,652,291
Credit Agricole Securities (USA), Inc.	3,304,583
Deutsche Bank Securities, Inc.	660,917
HSBC Securities (USA), Inc.	1,947,924
J.P. Morgan Securities, Inc.	1,652,291
Merrill Lynch, Pierce, Fenner & Smith, Inc.	495,687
Mizuho Securities USA, Inc.	2,808,895
RBS Securities, Inc.	921,837
Societe Generale, New York Branch	413,073
Wells Fargo Securities LLC	165,229
$ 21,712,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,237,626	$ 2,164,400	$ -	$ 1,073,226
Financials	1,734,425	-	1,734,425	-
Utilities	322,872	-	322,872	-
Corporate Bonds	552,489,709	-	552,489,709	-
Commercial Mortgage Securities	256,584	-	-	256,584
Floating Rate Loans	32,133,277	-	32,133,277	-
Cash Equivalents	21,712,000	-	21,712,000	-
Total Investments in Securities:	$ 611,886,493	$ 2,164,400	$ 608,392,283	$ 1,329,810
The following is a reconciliation of Investments in Securities Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,151,602
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	192,537
Cost of Purchases	-
Proceeds of Sales	(14,169)
Amortization/Accretion	(160)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,329,810
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 192,537

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $569,376,577. Net unrealized appreciation aggregated $42,509,916, of which $49,722,426 related to appreciated investment securities and $7,212,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2010

1.842157.104

INCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
AEROSPACE & DEFENSE - 15.7%
Aerospace & Defense - 15.7%
Alliant Techsystems, Inc.	23,111	$ 1,720,152
DigitalGlobe, Inc. (a)	190,807	6,050,490
Embraer SA sponsored ADR	13,000	382,200
Esterline Technologies Corp. (a)	73,992	5,075,111
GeoEye, Inc. (a)	78,850	3,342,452
Goodrich Corp.	108,642	9,568,101
Honeywell International, Inc.	361,220	19,202,455
Precision Castparts Corp.	109,234	15,206,465
Raytheon Co.	160,557	7,440,211
TransDigm Group, Inc. (a)	67,206	4,839,504
United Technologies Corp.	557,239	43,865,854
		116,692,995
AIR FREIGHT & LOGISTICS - 0.7%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	65,747	5,272,252
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Modine Manufacturing Co. (a)	120,817	1,872,664
AUTOMOBILES - 1.7%
Automobile Manufacturers - 1.7%
Fiat SpA	342,500	7,065,744
General Motors Co.	143,107	5,274,924
		12,340,668
BUILDING PRODUCTS - 2.7%
Building Products - 2.7%
A.O. Smith Corp.	138,868	5,288,093
Lennox International, Inc.	131,200	6,204,448
Owens Corning (a)	264,280	8,232,322
		19,724,863
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Commercial Printing - 0.0%
Cenveo, Inc. (a)	37,400	199,716
Diversified Support Services - 0.5%
Iron Mountain, Inc.	142,380	3,560,924
Environmental & Facility Services - 0.9%
Republic Services, Inc.	213,780	6,383,471
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Office Services & Supplies - 0.6%
Interface, Inc. Class A	159,613	$ 2,497,943
Sykes Enterprises, Inc. (a)	102,600	2,078,676
		4,576,619
Security & Alarm Services - 1.0%
The Geo Group, Inc. (a)	292,017	7,201,139
TOTAL COMMERCIAL SERVICES & SUPPLIES		21,921,869
CONSTRUCTION & ENGINEERING - 5.8%
Construction & Engineering - 5.8%
EMCOR Group, Inc. (a)	266,494	7,722,996
Fluor Corp.	175,529	11,630,552
Foster Wheeler AG (a)	225,801	7,794,651
Jacobs Engineering Group, Inc. (a)	255,249	11,703,167
MYR Group, Inc. (a)	199,910	4,198,110
Shaw Group, Inc. (a)	10,100	345,723
		43,395,199
ELECTRICAL EQUIPMENT - 10.2%
Electrical Components & Equipment - 9.3%
Acuity Brands, Inc.	45,550	2,626,869
AMETEK, Inc.	169,875	6,667,594
Cooper Industries PLC Class A	145,177	8,462,367
Emerson Electric Co.	417,786	23,884,826
Fushi Copperweld, Inc. (a)	533,609	4,738,448
General Cable Corp. (a)	181,158	6,356,834
GrafTech International Ltd. (a)	224,400	4,452,096
Hubbell, Inc. Class B	27,600	1,659,588
Polypore International, Inc. (a)	48,800	1,987,624
Prysmian SpA	22,600	385,257
Regal-Beloit Corp.	82,898	5,534,270
Sensata Technologies Holding BV	82,500	2,484,075
		69,239,848
Heavy Electrical Equipment - 0.9%
Alstom SA	133,137	6,374,329
TOTAL ELECTRICAL EQUIPMENT		75,614,177
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
HLS Systems International Ltd. (a)	19,000	$ 288,040
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Dresser-Rand Group, Inc. (a)	80,770	3,439,994
HOUSEHOLD DURABLES - 0.9%
Household Appliances - 0.9%
Stanley Black & Decker, Inc.	104,726	7,003,028
INDUSTRIAL CONGLOMERATES - 18.5%
Industrial Conglomerates - 18.5%
3M Co.	344,037	29,690,393
General Electric Co.	5,081,046	92,932,327
Textron, Inc.	636,298	15,042,085
		137,664,805
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	70,069	2,902,959
MACHINERY - 20.3%
Construction & Farm Machinery & Heavy Trucks - 9.7%
Ashok Leyland Ltd.	435,248	623,000
Caterpillar, Inc.	359,412	33,662,528
Cummins, Inc.	145,520	16,008,655
MAN SE	29,109	3,463,378
PACCAR, Inc.	235,900	13,545,378
Tata Motors Ltd. sponsored ADR	79,100	2,320,794
Weichai Power Co. Ltd. (H Shares)	396,000	2,437,903
		72,061,636
Industrial Machinery - 10.6%
Actuant Corp. Class A	178,770	4,758,857
Danaher Corp.	428,862	20,229,421
Gardner Denver, Inc.	71,068	4,890,900
Harsco Corp.	186,005	5,267,662
Ingersoll-Rand Co. Ltd.	406,900	19,160,921
Kennametal, Inc.	44,800	1,767,808
Pall Corp.	20,600	1,021,348
Sandvik AB	96,200	1,876,982
SmartHeat, Inc. (a)(d)	530,689	2,802,038
SPX Corp.	120,100	8,585,949
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Timken Co.	93,100	$ 4,443,663
TriMas Corp. (a)	30,961	633,462
Weg SA	277,400	3,643,952
		79,082,963
TOTAL MACHINERY		151,144,599
MARINE - 0.3%
Marine - 0.3%
Kuehne & Nagel International AG	17,580	2,446,109
PROFESSIONAL SERVICES - 1.7%
Human Resource & Employment Services - 1.3%
Towers Watson & Co.	190,191	9,901,343
Research & Consulting Services - 0.4%
IHS, Inc. Class A (a)	37,416	3,007,872
TOTAL PROFESSIONAL SERVICES		12,909,215
ROAD & RAIL - 7.9%
Railroads - 7.3%
CSX Corp.	193,257	12,486,335
Kansas City Southern (a)	80,839	3,868,955
Norfolk Southern Corp.	162,117	10,184,190
Union Pacific Corp.	300,431	27,837,936
		54,377,416
Trucking - 0.6%
Saia, Inc. (a)	255,150	4,232,939
TOTAL ROAD & RAIL		58,610,355
TRADING COMPANIES & DISTRIBUTORS - 4.5%
Trading Companies & Distributors - 4.5%
Barloworld Ltd.	384,008	3,883,553
Finning International, Inc.	89,100	2,420,254
Mills Estruturas e Servicos de Engenharia SA (a)	405,400	5,032,232
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	707,704	$ 14,465,470
WESCO International, Inc. (a)	144,354	7,621,891
		33,423,400
TOTAL COMMON STOCKS (Cost $591,418,958)		706,667,191
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.19% (b)	6,146,784	6,146,784
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,916,734	1,916,734
TOTAL MONEY MARKET FUNDS (Cost $8,063,518)		8,063,518
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $599,482,476)		714,730,709
NET OTHER ASSETS (LIABILITIES) - 3.8%		28,610,024
NET ASSETS - 100%		$ 743,340,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,088
Fidelity Securities Lending Cash Central Fund	6,735
Total	$ 9,823
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $607,075,611. Net unrealized appreciation aggregated $107,655,098, of which $118,936,745 related to appreciated investment securities and $11,281,647 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2010

1.842156.104

ITCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	10,505	$ 279,748
BUILDING PRODUCTS - 0.1%
Building Products - 0.1%
Asahi Glass Co. Ltd.	48,000	560,882
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc. (a)(d)	20,504	410,080
Specialty Chemicals - 0.0%
Wacker Chemie AG	700	122,229
TOTAL CHEMICALS		532,309
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
EnerNOC, Inc. (a)	500	11,955
COMMUNICATIONS EQUIPMENT - 9.5%
Communications Equipment - 9.5%
Acme Packet, Inc. (a)	53,334	2,835,235
Adtran, Inc.	124,877	4,521,796
Alcatel-Lucent SA sponsored ADR (a)	384,152	1,137,090
Aruba Networks, Inc. (a)	16,770	350,158
Balda AG (a)	120,656	1,112,604
Ciena Corp. (a)(d)	79,200	1,667,160
Cisco Systems, Inc. (a)	5,541	112,094
DG FastChannel, Inc. (a)	46,350	1,338,588
Emulex Corp. (a)	37,900	441,914
F5 Networks, Inc. (a)	17,399	2,264,654
Finisar Corp. (a)	6,026	178,912
HTC Corp.	517,000	15,951,320
Infinera Corp. (a)	84,872	876,728
Juniper Networks, Inc. (a)	87,780	3,240,838
Motorola Mobility Holdings, Inc. (a)	172,900	5,031,390
Motorola, Inc. (a)	871,462	7,904,160
Netronix, Inc.	42,170	107,702
QUALCOMM, Inc.	839,166	41,530,325
Riverbed Technology, Inc. (a)	93,402	3,284,948
Sandvine Corp. (a)	1,051,100	2,968,171
Sandvine Corp. (U.K.) (a)	1,051,100	2,961,587
Sonus Networks, Inc. (a)	3,367	8,990
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	251,650	$ 2,901,525
ZTE Corp. (H Shares)	548,800	2,181,785
		104,909,674
COMPUTERS & PERIPHERALS - 22.8%
Computer Hardware - 14.8%
Apple, Inc. (a)	500,623	161,480,950
Dell, Inc. (a)	200	2,710
Hewlett-Packard Co.	2,486	104,661
Stratasys, Inc. (a)	81,823	2,670,703
		164,259,024
Computer Storage & Peripherals - 8.0%
China Digital TV Holding Co. Ltd. ADR	2,800	19,852
EMC Corp. (a)	1,183,913	27,111,608
Imagination Technologies Group PLC (a)	527,209	2,966,026
NetApp, Inc. (a)	135,534	7,448,949
Quanta Storage, Inc.	328,250	355,595
SanDisk Corp. (a)	305,826	15,248,484
Seagate Technology (a)	1,133,216	17,032,236
Smart Technologies, Inc. Class A (a)	76,000	717,441
Synaptics, Inc. (a)	36,921	1,084,739
Western Digital Corp. (a)	509,734	17,279,983
		89,264,913
TOTAL COMPUTERS & PERIPHERALS		253,523,937
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	58,100	1,076,593
Netspend Holdings, Inc.	4,400	56,408
		1,133,001
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	21,046
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	26,200	1,478,728
TOTAL DIVERSIFIED CONSUMER SERVICES		1,499,774
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CME Group, Inc.	1,707	$ 549,227
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	5,100	48,654
Acuity Brands, Inc.	2,398	138,293
American Superconductor Corp. (a)	15,200	434,568
		621,515
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	453,000	701,720
TOTAL ELECTRICAL EQUIPMENT		1,323,235
ELECTRONIC EQUIPMENT & COMPONENTS - 9.3%
Electronic Components - 5.7%
Aeroflex Holding Corp.	68,500	1,126,825
Amphenol Corp. Class A	3,400	179,452
AU Optronics Corp. sponsored ADR (a)(d)	453,786	4,728,450
Cando Corp. (a)	1,811,845	1,354,070
Cando Corp. rights 2/11/11 (a)	437,016	56,930
Chimei Innolux Corp. (a)	1,839,000	2,540,682
Corning, Inc.	1,763,579	34,072,346
DigiTech Systems Co., Ltd.	93,625	1,778,562
DTS, Inc. (a)	3,014	147,837
E Ink Holdings, Inc. (a)	457,000	925,907
E Ink Holdings, Inc. GDR (a)(e)	10,800	218,919
J Touch Corp.	253,000	936,716
LG Display Co. Ltd. sponsored ADR (d)	333,407	5,917,974
Nippon Electric Glass Co. Ltd.	330,000	4,762,174
Universal Display Corp. (a)	16,100	493,465
Vishay Intertechnology, Inc. (a)	76,363	1,121,009
Young Fast Optoelectron Co. Ltd.	281,000	2,682,842
		63,044,160
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	586,950	1,752,600
Itron, Inc. (a)	1,678	93,045
Test Research, Inc.	217,300	356,083
Vishay Precision Group, Inc. (a)	8,076	152,150
		2,353,878
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 2.5%
Benchmark Electronics, Inc. (a)	7,000	$ 127,120
Jabil Circuit, Inc.	445,738	8,954,876
Ju Teng International Holdings Ltd.	308,000	149,393
Multi-Fineline Electronix, Inc. (a)	1,600	42,384
Trimble Navigation Ltd. (a)	450,216	17,977,125
		27,250,898
Technology Distributors - 0.9%
Anixter International, Inc.	48,200	2,878,986
Arrow Electronics, Inc. (a)	66,361	2,272,864
Avnet, Inc. (a)	67,167	2,218,526
Digital China Holdings Ltd. (H Shares)	1,141,000	2,134,466
Inspur International Ltd.	3,503,000	306,470
Synnex Technology International Corp.	37,263	100,535
WPG Holding Co. Ltd.	297,420	574,040
		10,485,887
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		103,134,823
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.4%
Biosensors International Group Ltd. (a)	2,886,000	2,541,344
China Medical Technologies, Inc. sponsored ADR (a)	500	5,620
Golden Meditech Holdings Ltd. (a)	1,952,000	366,667
Microport Scientific Corp.	1,077,000	1,030,927
Mingyuan Medicare Development Co. Ltd.	600,000	82,599
		4,027,157
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	832,000	2,360,322
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,387,479
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,100	45,078
Medidata Solutions, Inc. (a)	27,800	663,864
		708,942
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR (a)	2,193	88,707
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	993,985	$ 589,549
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	1,774,000	2,063,295
TOTAL HOUSEHOLD DURABLES		2,652,844
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Amazon.com, Inc. (a)	21,583	3,884,940
E-Commerce China Dangdang, Inc. ADR	34,310	928,772
Expedia, Inc.	101,200	2,539,108
MakeMyTrip Ltd.	25,100	678,453
Priceline.com, Inc. (a)	6,784	2,710,547
		10,741,820
INTERNET SOFTWARE & SERVICES - 11.7%
Internet Software & Services - 11.7%
Akamai Technologies, Inc. (a)	21,773	1,024,420
Alibaba.com Ltd.	1,809,000	3,244,446
Baidu.com, Inc. sponsored ADR (a)	16,483	1,591,104
China Finance Online Co. Ltd. ADR (a)	140,315	916,257
ChinaCache International Holdings Ltd. sponsored ADR (d)	2,200	45,760
Constant Contact, Inc. (a)	33,600	1,041,264
Digital River, Inc. (a)	56,623	1,948,964
eBay, Inc. (a)	417,818	11,627,875
Equinix, Inc. (a)	200	16,252
Google, Inc. Class A (a)	130,713	77,639,601
Internap Network Services Corp. (a)	2,600	15,808
IntraLinks Holdings, Inc.	54,680	1,023,063
Kakaku.com, Inc.	237	1,409,481
LivePerson, Inc. (a)	10,500	118,650
Local.com Corp. (a)(d)	8,500	55,165
LogMeIn, Inc. (a)	45,909	2,035,605
Mail.ru Group Ltd. GDR unit (a)(e)	63,100	2,271,600
MediaMind Technologies, Inc. (a)	7,300	100,010
Mercadolibre, Inc. (a)	53,921	3,593,835
Monster Worldwide, Inc. (a)	246,760	5,830,939
NetEase.com, Inc. sponsored ADR (a)	51,300	1,854,495
NHN Corp. (a)	6,292	1,273,832
Open Text Corp. (a)	2,500	114,635
OpenTable, Inc. (a)	800	56,384
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	40,900	$ 1,284,669
RightNow Technologies, Inc. (a)	21,448	507,674
Tencent Holdings Ltd.	25,700	558,473
The Knot, Inc. (a)	8,500	83,980
VeriSign, Inc.	30,700	1,002,969
VistaPrint Ltd. (a)	107,540	4,946,840
Vocus, Inc. (a)	30,700	849,162
Yahoo!, Inc. (a)	810	13,470
YouKu.com, Inc. ADR (a)	56,100	1,964,061
		130,060,743
IT SERVICES - 5.9%
Data Processing & Outsourced Services - 2.7%
Computer Sciences Corp.	101,700	5,044,320
Fiserv, Inc. (a)	1,900	111,264
hiSoft Technology International Ltd. ADR (a)	134,859	4,072,742
MasterCard, Inc. Class A	24,890	5,578,098
Paychex, Inc.	90,100	2,784,991
Teletech Holdings, Inc. (a)	4,506	92,779
VeriFone Systems, Inc. (a)	75,900	2,926,704
Visa, Inc. Class A	134,089	9,437,184
WNS Holdings Ltd. sponsored ADR (a)	11,900	137,683
		30,185,765
IT Consulting & Other Services - 3.2%
Accenture PLC Class A	272,710	13,223,708
Atos Origin SA (a)	53,844	2,868,059
Camelot Information Systems, Inc. ADR	32,400	775,008
Cognizant Technology Solutions Corp. Class A (a)	156,500	11,469,885
Hi Sun Technology (China) Ltd. (a)	648,000	274,290
International Business Machines Corp.	3,618	530,978
Sapient Corp.	78,200	946,220
Teradata Corp. (a)	119,300	4,910,388
Yucheng Technologies Ltd. (a)(d)	16,900	61,009
		35,059,545
TOTAL IT SERVICES		65,245,310
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc. (a)	129,000	$ 5,344,470
Illumina, Inc. (a)	22,200	1,406,148
		6,750,618
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Meyer Burger Technology AG (a)	2,946	91,915
Mirle Automation Corp.	277,000	321,916
		413,831
MEDIA - 0.5%
Advertising - 0.3%
AirMedia Group, Inc. ADR (a)	135,799	935,655
ReachLocal, Inc.	132,300	2,634,093
SinoMedia Holding Ltd.	22,000	7,840
		3,577,588
Cable & Satellite - 0.2%
Virgin Media, Inc.	63,869	1,739,792
TOTAL MEDIA		5,317,380
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	7,815	133,558
Timminco Ltd. (a)	13,500	4,467
		138,025
Steel - 0.1%
Xingda International Holdings Ltd.	1,012,000	1,093,702
TOTAL METALS & MINING		1,231,727
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Xerox Corp.	423,052	4,873,559
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
CoStar Group, Inc. (a)	6,200	356,872
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (a)(d)	241,076	$ 2,314,330
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.7%
Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. (a)	8,309	113,335
Amkor Technology, Inc. (a)(d)	820,309	6,062,084
Applied Materials, Inc.	460,800	6,474,240
ASM International NV unit (a)	39,200	1,372,784
ASM Pacific Technology Ltd.	6,400	80,901
ASML Holding NV	16,200	621,108
ATMI, Inc. (a)	23,100	460,614
centrotherm photovoltaics AG (a)	2,134	76,864
Cymer, Inc. (a)	147,662	6,655,126
GCL-Poly Energy Holdings Ltd. (a)	335,000	123,268
Kulicke & Soffa Industries, Inc. (a)	85,400	614,880
Lam Research Corp. (a)	34,700	1,796,766
LTX-Credence Corp. (a)	46,980	347,652
Novellus Systems, Inc. (a)	37,500	1,212,000
Renewable Energy Corp. ASA (a)(d)	26,400	80,615
Roth & Rau AG (a)	4,113	67,584
Sumco Corp. (a)	300	4,285
Teradyne, Inc. (a)	813,700	11,424,348
Tessera Technologies, Inc. (a)	5,874	130,109
Varian Semiconductor Equipment Associates, Inc. (a)	132,758	4,908,063
Verigy Ltd. (a)	301,930	3,931,129
		46,557,755
Semiconductors - 12.5%
Advanced Micro Devices, Inc. (a)	138,653	1,134,182
Alpha & Omega Semiconductor Ltd. (a)	126,352	1,621,096
Altera Corp.	3,236	115,137
Applied Micro Circuits Corp. (a)	48,800	521,184
ARM Holdings PLC sponsored ADR (d)	30,583	634,597
Atmel Corp. (a)	10,538	129,828
Avago Technologies Ltd.	98,589	2,806,829
Broadcom Corp. Class A	102,064	4,444,887
Canadian Solar, Inc. (a)(d)	9,650	119,564
Cavium Networks, Inc. (a)	44,569	1,679,360
Cirrus Logic, Inc. (a)	206,541	3,300,525
Cree, Inc. (a)	1,956	128,881
CSR PLC (a)	214,427	1,191,291
Cypress Semiconductor Corp. (a)	342,700	6,367,366
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Duksan Hi-Metal Co. Ltd. (a)	64,363	$ 1,165,279
Elpida Memory, Inc. (a)(d)	89,100	1,036,748
Energy Conversion Devices, Inc. (a)	1,915	8,809
Fairchild Semiconductor International, Inc. (a)	456,909	7,132,349
First Solar, Inc. (a)	730	95,002
Global Mixed-mode Technology, Inc.	58,000	278,368
Global Unichip Corp.	25,019	104,639
Hittite Microwave Corp. (a)	1,900	115,976
Hynix Semiconductor, Inc. (a)	75,420	1,614,342
Inphi Corp.	69,816	1,402,603
Intel Corp.	4,600	96,738
International Rectifier Corp. (a)	72,835	2,162,471
Intersil Corp. Class A	734,859	11,221,297
JA Solar Holdings Co. Ltd. ADR (a)	85,698	593,030
Jinkosolar Holdings Co. Ltd. ADR (d)	4,105	82,593
Linear Technology Corp.	32,400	1,120,716
LSI Corp. (a)	116,521	697,961
Marvell Technology Group Ltd. (a)	941,672	17,468,016
MediaTek, Inc.	8,082	115,675
Micron Technology, Inc. (a)	695,976	5,581,728
Monolithic Power Systems, Inc. (a)	130,430	2,154,704
National Semiconductor Corp.	157,579	2,168,287
Netlogic Microsystems, Inc. (a)	3,500	109,935
NVIDIA Corp. (a)	966,845	14,889,413
NXP Semiconductors NV	313,469	6,560,906
O2Micro International Ltd. sponsored ADR (a)	55,200	341,136
PMC-Sierra, Inc. (a)	29,300	251,687
Power Integrations, Inc.	142,732	5,729,262
Powertech Technology, Inc.	163,000	542,029
Radiant Opto-Electronics Corp.	10,950	21,772
Ralink Technology Corp.	269,000	945,235
Rambus, Inc. (a)	62,200	1,273,856
RDA Microelectronics, Inc. sponsored ADR	8,163	119,017
Realtek Semiconductor Corp.	681,380	1,625,782
Richtek Technology Corp.	170,000	1,416,181
Silicon Laboratories, Inc. (a)	13,300	612,066
Siliconware Precision Industries Co. Ltd. sponsored ADR	696,300	4,142,985
Skyworks Solutions, Inc. (a)	89,501	2,562,414
Spreadtrum Communications, Inc. ADR (a)(d)	199,162	3,658,606
Standard Microsystems Corp. (a)	140,789	4,058,947
SunPower Corp. Class A (a)	1,100	14,113
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	$ 6,408
Supertex, Inc. (a)	500	12,090
Texas Instruments, Inc.	154,688	5,027,360
Trina Solar Ltd. ADR (a)(d)	95,600	2,238,952
TriQuint Semiconductor, Inc. (a)	89,122	1,041,836
Wolfson Microelectronics PLC (a)	131,035	594,904
Xilinx, Inc.	3,737	108,298
Yingli Green Energy Holding Co. Ltd. ADR (a)	300	2,964
		138,520,212
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		185,077,967
SOFTWARE - 18.8%
Application Software - 12.3%
Adobe Systems, Inc. (a)	3,669	112,932
ANSYS, Inc. (a)	63,731	3,318,473
AsiaInfo Holdings, Inc. (a)	28,830	477,713
Aspen Technology, Inc. (a)	156,872	1,992,274
Autodesk, Inc. (a)	142,755	5,453,241
AutoNavi Holdings Ltd. ADR	76,400	1,224,692
Autonomy Corp. PLC (a)	88,700	2,082,699
Blackboard, Inc. (a)(d)	130,500	5,389,650
BroadSoft, Inc. (a)	98,300	2,347,404
Cadence Design Systems, Inc. (a)	133,813	1,105,295
Citrix Systems, Inc. (a)	1,599	109,388
Compuware Corp. (a)	580,313	6,772,253
Concur Technologies, Inc. (a)	73,404	3,811,870
Epicor Software Corp. (a)	75,971	767,307
Informatica Corp. (a)	267,700	11,786,831
Intuit, Inc. (a)	290,211	14,307,402
JDA Software Group, Inc. (a)	34,490	965,720
Kenexa Corp. (a)	28,011	610,360
Kingdee International Software Group Co. Ltd.	13,846,000	7,766,942
Longtop Financial Technologies Ltd. ADR (a)	210,400	7,612,272
Magma Design Automation, Inc. (a)	46,000	230,460
Manhattan Associates, Inc. (a)	3,500	106,890
Mentor Graphics Corp. (a)	93,200	1,118,400
MicroStrategy, Inc. Class A (a)	11,211	958,204
Nuance Communications, Inc. (a)	383,209	6,966,740
Parametric Technology Corp. (a)	240,680	5,422,520
Pegasystems, Inc.	63,413	2,322,818
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
QLIK Technologies, Inc.	3,600	$ 92,916
Quest Software, Inc. (a)	101,786	2,823,544
RealPage, Inc.	24,500	757,785
salesforce.com, Inc. (a)	162,455	21,444,060
Smith Micro Software, Inc. (a)	7,275	114,509
SolarWinds, Inc. (a)	5,771	111,092
Sonic Solutions, Inc. (a)	30,561	458,415
SuccessFactors, Inc. (a)	206,100	5,968,656
Synopsys, Inc. (a)	82,000	2,206,620
Taleo Corp. Class A (a)	84,520	2,336,978
TIBCO Software, Inc. (a)	84,675	1,668,944
TiVo, Inc. (a)	11,500	99,245
VanceInfo Technologies, Inc. ADR (a)	67,400	2,327,996
Verint Systems, Inc. (a)	40,800	1,293,360
		136,844,870
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	9,300	115,692
Nintendo Co. Ltd. ADR	26,300	955,479
Perfect World Co. Ltd. sponsored ADR Class B (a)	14,796	349,925
RealD, Inc.	5,800	150,336
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	100	3,964
		1,575,396
Systems Software - 6.4%
Ariba, Inc. (a)	161,510	3,793,870
BMC Software, Inc. (a)	251,764	11,868,155
CA, Inc.	292,964	7,160,040
Check Point Software Technologies Ltd. (a)	63,431	2,934,318
CommVault Systems, Inc. (a)	112,900	3,231,198
Fortinet, Inc. (a)	105,064	3,398,820
Insyde Software Corp.	161,601	620,477
MICROS Systems, Inc. (a)	22,900	1,004,394
Microsoft Corp.	4,103	114,556
Novell, Inc. (a)	400	2,368
Oracle Corp.	901,947	28,230,941
Red Hat, Inc. (a)	78,624	3,589,186
Rovi Corp. (a)	35,304	2,189,201
VMware, Inc. Class A (a)	27,785	2,470,364
		70,607,888
TOTAL SOFTWARE		209,028,154
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	44,717	$ 2,309,186
Crown Castle International Corp. (a)	53,280	2,335,262
SBA Communications Corp. Class A (a)	56,150	2,298,781
Sprint Nextel Corp. (a)	26,860	113,618
		7,056,847
TOTAL COMMON STOCKS (Cost $790,516,758)		1,105,765,695
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.19% (b)	2,577,760	2,577,760
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	16,482,217	16,482,217
TOTAL MONEY MARKET FUNDS (Cost $19,059,977)		19,059,977
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $4,385,000)	$ 4,385,070	4,385,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $813,961,735)		1,129,210,672
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(19,253,684)
NET ASSETS - 100%		$ 1,109,956,988
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,490,519 or 0.2% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,385,000 due 1/03/11 at 0.19%
BNP Paribas Securities Corp.	$ 1,987,832
Barclays Capital, Inc.	1,649,697
Merrill Lynch, Pierce, Fenner & Smith, Inc.	747,471
$ 4,385,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,748
Fidelity Securities Lending Cash Central Fund	72,954
Total	$ 75,702
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,105,765,695	$ 1,105,708,765	$ 56,930	$ -
Money Market Funds	19,059,977	19,059,977	-	-
Cash Equivalents	4,385,000	-	4,385,000	-
Total Investments in Securities:	$ 1,129,210,672	$ 1,124,768,742	$ 4,441,930	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $816,480,247. Net unrealized appreciation aggregated $312,730,425, of which $322,469,516 related to appreciated investment securities and $9,739,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in <significant> transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2010

1.859212.103

INTCEN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 5.0%
AGL Energy Ltd.	85,156	$ 1,325,069
Australia & New Zealand Banking Group Ltd.	750,881	17,913,539
BHP Billiton Ltd.	600,000	27,870,666
CSL Ltd.	102,851	3,813,457
Macquarie Group Ltd.	277,610	10,497,299
Origin Energy Ltd.	41,555	707,329
QBE Insurance Group Ltd.	432,674	8,023,444
Wesfarmers Ltd.	158,609	5,185,626
Westfield Group unit	983,542	9,626,797
Westfield Retail Trust unit	1,216,058	3,193,087
TOTAL AUSTRALIA		88,156,313
Austria - 0.3%
Erste Bank AG	106,100	4,984,809
EVN AG (d)	31,100	519,135
TOTAL AUSTRIA		5,503,944
Bahamas (Nassau) - 0.1%
Petrominerales Ltd.	43,911	1,460,031
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	1,490,800	5,444,865
Bailiwick of Jersey - 0.8%
Heritage Oil PLC	117,100	819,746
Shire PLC sponsored ADR	71,600	5,182,408
United Business Media Ltd.	772,000	8,310,607
TOTAL BAILIWICK OF JERSEY		14,312,761
Belgium - 0.7%
Anheuser-Busch InBev SA NV	218,858	12,523,843
Anheuser-Busch InBev SA NV (strip VVPR) (a)	157,000	840
TOTAL BELGIUM		12,524,683
Bermuda - 0.4%
GP Investments, Ltd. unit (a)	815,597	3,612,207
Huabao International Holdings Ltd.	1,494,000	2,418,079
VimpelCom Ltd. ADR	34,800	523,392
TOTAL BERMUDA		6,553,678
Brazil - 1.0%
Banco Daycoval SA (PN)	582,300	4,543,873
Banco Pine SA	226,600	2,048,146
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	16,700	229,625
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	10,500	$ 174,195
Diagnosticos da America SA	55,000	745,684
Droga Raia SA	19,000	291,260
Drogasil SA	362,400	2,948,028
Energias do Brasil SA	8,500	198,268
Fibria Celulose SA (a)	150,000	2,394,324
HRT Participacoes em Petroleo SA (a)	500	479,046
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	43,600	1,489,812
TIM Participacoes SA sponsored ADR (non-vtg.)	44,500	1,519,230
TOTAL BRAZIL		17,061,491
British Virgin Islands - 0.2%
HLS Systems International Ltd. (a)	87,700	1,329,532
Sable Mining Africa Ltd. (a)	5,000,000	2,028,195
TOTAL BRITISH VIRGIN ISLANDS		3,357,727
Canada - 1.1%
Africa Oil Corp. (a)	188,000	377,018
InterOil Corp. (a)	18,400	1,326,088
Ivanhoe Mines Ltd. (a)	200,000	4,612,454
Ivanhoe Mines Ltd. rights 1/26/11 (a)	200,000	268,726
Niko Resources Ltd.	17,500	1,810,538
Open Text Corp. (a)	26,300	1,205,955
Petrobank Energy & Resources Ltd. (a)	71,400	1,807,731
Suncor Energy, Inc.	143,300	5,500,375
Talisman Energy, Inc.	134,900	2,992,067
TOTAL CANADA		19,900,952
Cayman Islands - 1.0%
China ZhengTong Auto Services Holdings Ltd.	4,017,500	3,788,778
E-Commerce China Dangdang, Inc. ADR	4,600	124,522
Enn Energy Holdings Ltd.	56,000	167,874
Hengdeli Holdings Ltd.	11,372,000	6,774,186
Maoye International Holdings Ltd. (d)	11,939,000	5,391,559
Shanda Games Ltd. sponsored ADR (a)	111,100	715,484
Shenguan Holdings Group Ltd.	1,186,000	1,553,359
TOTAL CAYMAN ISLANDS		18,515,762
China - 1.1%
Baidu.com, Inc. sponsored ADR (a)	6,700	646,751
China Merchants Bank Co. Ltd. (H Shares)	4,274,160	10,789,195
Common Stocks - continued
	Shares	Value
China - continued
China Resources Gas Group Ltd.	94,000	$ 133,759
Industrial & Commercial Bank of China Ltd. (H Shares)	8,085,165	6,022,915
NetEase.com, Inc. sponsored ADR (a)	16,100	582,015
Ping An Insurance Group Co. China Ltd. (H Shares)	169,000	1,889,495
TOTAL CHINA		20,064,130
Denmark - 2.0%
Carlsberg AS Series B	96,700	9,686,650
Novo Nordisk AS Series B	99,524	11,218,154
Pandora A/S	109,800	6,617,068
William Demant Holding AS (a)	96,600	7,138,358
TOTAL DENMARK		34,660,230
Falkland Islands - 0.0%
Falkland Oil & Gas Ltd. (a)	183,700	296,631
Finland - 0.6%
Fortum Corp.	126,400	3,807,498
Nokia Corp.	687,510	7,125,477
TOTAL FINLAND		10,932,975
France - 9.0%
Accor SA	120,758	5,376,400
Air Liquide SA	110,000	13,918,705
Alstom SA	279,658	13,389,457
ALTEN	35,600	1,170,177
Arkema SA	160,000	11,523,870
Atos Origin SA (a)	54,272	2,890,857
AXA SA	501,567	8,348,909
Carrefour SA	218,714	9,021,176
Christian Dior SA	61,900	8,847,076
Compagnie de St. Gobain	215,497	11,092,600
EDF SA	63,200	2,593,678
GDF Suez	311,700	11,189,547
Iliad Group SA	42,307	4,604,347
Lagardere S.C.A. (Reg.)	161,000	6,636,373
PPR SA	36,100	5,743,618
Sanofi-Aventis	166,909	10,706,203
Seche Environment SA	9,300	732,990
Sechilienne-Sidec	13,200	335,584
Societe Generale Series A	262,222	14,100,762
Suez Environnement SA	95,100	1,964,447
Technip SA	64,400	5,949,703
Common Stocks - continued
	Shares	Value
France - continued
Veolia Environnement	61,100	$ 1,789,405
VINCI SA	140,000	7,614,482
TOTAL FRANCE		159,540,366
Germany - 4.9%
Bayerische Motoren Werke AG (BMW)	185,593	14,602,912
Bilfinger Berger Se	89,941	7,599,871
Deutsche Post AG	322,995	5,484,423
E.ON AG	159,190	4,881,417
Fresenius Medical Care AG & Co. KGaA	66,400	3,837,821
HeidelbergCement AG	230,000	14,422,219
Kabel Deutschland Holding AG	52,000	2,424,649
MAN SE	79,450	9,452,932
Metro AG	90,900	6,548,214
SAP AG	144,356	7,353,451
Siemens AG	59,612	7,388,305
Symrise AG	100,000	2,744,192
TOTAL GERMANY		86,740,406
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	49,200	1,273,509
Hellenic Telecommunications Organization SA	51,433	422,369
Terna Energy SA	35,700	145,579
TOTAL GREECE		1,841,457
Hong Kong - 2.0%
AIA Group Ltd.	2,047,600	5,756,199
China Unicom (Hong Kong) Ltd. sponsored ADR	81,900	1,167,075
CLP Holdings Ltd.	108,000	876,784
Henderson Land Development Co. Ltd.	1,477,514	10,075,039
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	280,400	64,937
Hong Kong & China Gas Co. Ltd.	365,000	860,315
Hong Kong Electric Holdings Ltd.	405,000	2,553,233
Wharf Holdings Ltd.	1,792,000	13,787,276
TOTAL HONG KONG		35,140,858
India - 0.1%
NTPC Ltd.	159,806	717,139
Power Grid Corp. of India Ltd.	302,546	665,144
TOTAL INDIA		1,382,283
Indonesia - 0.0%
PT XL Axiata Tbk (a)	945,500	556,178
Common Stocks - continued
	Shares	Value
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR	216,300	$ 6,653,388
United Drug PLC (Ireland)	251,968	707,451
TOTAL IRELAND		7,360,839
Israel - 0.1%
Nice Systems Ltd. sponsored ADR (a)	31,900	1,113,310
Italy - 1.5%
A2A SpA	318,800	438,596
Enel SpA	605,798	3,029,220
Fiat SpA	423,900	8,745,019
Saipem SpA	134,816	6,640,373
Snam Rete Gas SpA	265,200	1,319,009
Telecom Italia SpA	380,400	493,807
Terna SpA	203,700	860,616
UniCredit SpA	2,711,800	5,612,547
TOTAL ITALY		27,139,187
Japan - 16.1%
Aisin Seiki Co. Ltd.	109,400	3,870,051
Aozora Bank Ltd.	4,566,000	9,445,151
Astellas Pharma, Inc.	84,600	3,223,998
Canon, Inc.	260,600	13,381,670
Chiyoda Corp.	402,000	3,999,458
Denso Corp.	214,900	7,414,268
eAccess Ltd. (d)	4,556	2,754,412
Electric Power Development Co. Ltd.	43,600	1,367,348
Fanuc Ltd.	97,700	15,001,157
Fast Retailing Co. Ltd.	27,600	4,394,114
Fujifilm Holdings Corp.	159,800	5,776,923
Fujitsu Ltd.	441,000	3,067,968
Honda Motor Co. Ltd.	117,700	4,644,046
Hoya Corp.	128,600	3,122,566
Japan Retail Fund Investment Corp.	1,579	3,027,154
Japan Tobacco, Inc.	2,485	9,194,637
Kansai Electric Power Co., Inc.	238,600	5,887,513
KDDI Corp.	559	3,228,110
Kobayashi Pharmaceutical Co. Ltd.	100,300	4,655,925
Komatsu Ltd.	560,500	16,956,824
Mazda Motor Corp.	3,380,000	9,696,977
Mitsubishi Corp.	465,900	12,609,101
Mitsubishi Estate Co. Ltd.	615,000	11,404,174
Mitsubishi Tanabe Pharma Corp.	151,000	2,549,049
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	3,084,200	$ 16,625,260
Mitsui & Co. Ltd.	645,900	10,664,925
Murata Manufacturing Co. Ltd.	47,600	3,334,901
Nintendo Co. Ltd.	18,800	5,516,271
Nippon Electric Glass Co. Ltd.	81,000	1,168,897
Nippon Telegraph & Telephone Corp.	82,400	3,751,160
Nippon Telegraph & Telephone Corp. sponsored ADR	47,500	1,089,650
NSK Ltd.	380,000	3,434,341
NTT DoCoMo, Inc.	711	1,237,901
ORIX Corp.	137,370	13,514,576
Osaka Gas Co. Ltd.	1,184,000	4,592,255
Otsuka Holdings Co. Ltd.	54,700	1,347,042
Promise Co. Ltd.	185,800	1,068,381
Rakuten, Inc.	2,771	2,320,113
Ricoh Co. Ltd.	100,000	1,465,247
Santen Pharmaceutical Co. Ltd.	50,100	1,739,605
So-net M3, Inc.	147	738,484
SOFTBANK CORP.	159,600	5,524,048
Sony Financial Holdings, Inc.	937	3,789,996
Sumitomo Mitsui Financial Group, Inc.	354,400	12,619,895
Taisho Pharmaceutical Co. Ltd.	93,000	2,034,858
Takeda Pharmaceutical Co. Ltd.	80,500	3,959,829
Tokio Marine Holdings, Inc.	180,600	5,396,986
Tokyo Electric Power Co.	73,600	1,797,067
Tokyo Electron Ltd.	54,600	3,455,568
Tokyo Gas Co. Ltd.	971,000	4,304,131
Toshiba Corp. (a)	823,000	4,479,049
Tsutsumi Jewelry Co. Ltd.	144,400	3,851,141
TOTAL JAPAN		285,494,171
Korea (South) - 0.5%
Hyundai Motor Co.	30,772	4,761,599
NCsoft Corp.	2,747	510,814
NHN Corp. (a)	5,707	1,155,397
Samsung Electronics Co. Ltd.	2,551	2,159,108
TOTAL KOREA (SOUTH)		8,586,918
Luxembourg - 0.2%
Millicom International Cellular SA	15,600	1,491,360
Tenaris SA sponsored ADR (d)	28,700	1,405,726
TOTAL LUXEMBOURG		2,897,086
Common Stocks - continued
	Shares	Value
Mexico - 0.1%
Grupo Mexico SA de CV Series B	400,000	$ 1,639,830
Netherlands - 4.1%
AEGON NV (a)	1,725,400	10,567,874
AerCap Holdings NV (a)	348,500	4,920,820
ASML Holding NV (Netherlands)	83,600	3,207,901
European Aeronautic Defence and Space Co. EADS NV (a)	234,900	5,477,229
Fugro NV (Certificaten Van Aandelen) unit	60,400	4,966,420
Gemalto NV	53,001	2,256,611
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,009,068	9,849,302
Koninklijke Ahold NV	516,570	6,820,900
Koninklijke KPN NV	365,132	5,330,942
Koninklijke Philips Electronics NV	364,164	11,170,071
Randstad Holdings NV (a)	146,159	7,718,876
TOTAL NETHERLANDS		72,286,946
Norway - 2.5%
Aker Solutions ASA	276,700	4,713,860
DnB NOR ASA	797,400	11,209,780
Petroleum Geo-Services ASA (a)	351,600	5,482,906
Telenor ASA	231,000	3,758,870
Yara International ASA	340,000	19,696,528
TOTAL NORWAY		44,861,944
Philippines - 0.0%
Aboitiz Power Corp.	643,000	458,181
Portugal - 0.1%
Energias de Portugal SA	123,393	410,956
Portugal Telecom SGPS SA (Reg.)	91,800	1,048,446
TOTAL PORTUGAL		1,459,402
Qatar - 0.5%
Commercial Bank of Qatar GDR (Reg. S)	1,685,277	8,516,643
Russia - 0.9%
OJSC MMC Norilsk Nickel ADR	700,000	16,569,000
South Africa - 0.6%
Aveng Ltd.	925,900	6,044,555
Barloworld Ltd.	519,000	5,248,755
TOTAL SOUTH AFRICA		11,293,310
Spain - 3.2%
Banco Santander SA	2,036,140	21,707,973
EDP Renovaveis SA (a)	238,832	1,384,884
Common Stocks - continued
	Shares	Value
Spain - continued
Gas Natural SDG SA	34,300	$ 526,921
Grupo Acciona SA	5,209	369,115
Iberdrola Renovables SA	401,700	1,426,466
Iberdrola SA	401,776	3,098,423
Iberdrola SA (a)	12,271	73,297
Inditex SA	63,557	4,761,189
Red Electrica Corporacion SA	58,200	2,739,032
Repsol YPF SA sponsored ADR (d)	172,400	4,816,856
Telefonica SA	670,077	15,305,799
Telefonica SA sponsored ADR	12,000	821,040
TOTAL SPAIN		57,030,995
Sweden - 1.7%
CDON Group AB (a)	50,400	233,278
Elekta AB (B Shares)	72,900	2,807,852
H&M Hennes & Mauritz AB (B Shares)	241,337	8,045,524
Modern Times Group MTG AB (B Shares)	71,300	4,722,065
Sandvik AB	480,000	9,365,401
Telefonaktiebolaget LM Ericsson (B Shares)	472,694	5,483,223
TOTAL SWEDEN		30,657,343
Switzerland - 7.8%
Kuehne & Nagel International AG	66,209	9,212,426
Lonza Group AG	39,970	3,206,413
Nestle SA	646,059	37,859,071
Novartis AG	433,023	25,509,260
Roche Holding AG (participation certificate)	68,136	9,991,044
Swiss Reinsurance Co.	217,031	11,684,319
Syngenta AG (Switzerland)	45,000	13,200,906
Transocean Ltd. (a)	59,400	4,128,894
UBS AG (a)	747,570	12,283,295
Zurich Financial Services AG	40,739	10,560,832
TOTAL SWITZERLAND		137,636,460
Taiwan - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	271,632	1,094,164
HTC Corp.	41,000	1,264,998
TOTAL TAIWAN		2,359,162
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Turkcell Iletisim Hizmet AS sponsored ADR	53,400	$ 914,742
Turkiye Is Bankasi AS Series C	1,545,000	5,511,058
TOTAL TURKEY		6,425,800
United Kingdom - 22.2%
Afren PLC (a)	326,900	752,779
Anglo American PLC (United Kingdom)	750,000	39,029,102
AstraZeneca PLC:
(United Kingdom)	142,990	6,521,111
sponsored ADR (d)	123,000	5,681,370
Barclays PLC	3,223,761	13,332,484
BG Group PLC	871,177	17,614,802
BHP Billiton PLC	400,000	16,103,617
BP PLC	2,000,000	14,751,893
BP PLC sponsored ADR	217,900	9,624,643
British Airways PLC (a)(d)	1,074,500	4,568,139
British American Tobacco PLC (United Kingdom)	190,600	7,336,600
British Land Co. PLC	540,440	4,422,413
Britvic PLC	863,400	6,375,510
BT Group PLC	1,569,800	4,461,582
Capita Group PLC	518,800	5,637,512
Carphone Warehouse Group PLC (a)	1,379,807	8,508,570
Centrica PLC	1,080,466	5,589,745
GlaxoSmithKline PLC	1,135,020	22,026,199
HSBC Holdings PLC:
(Hong Kong)	2,984,917	30,481,574
(United Kingdom)	332,575	3,401,266
Icap PLC	447,400	3,734,359
Imperial Tobacco Group PLC	356,560	10,947,730
InterContinental Hotel Group PLC	299,500	5,854,380
International Personal Finance PLC	733,000	4,391,385
International Power PLC	649,927	4,437,192
Lloyds Banking Group PLC (a)	14,014,766	14,477,277
Micro Focus International PLC	352,000	2,134,635
Misys PLC (a)	170,900	914,540
National Grid PLC	237,600	2,055,030
Northumbrian Water Group PLC	169,063	873,057
Pearson PLC	369,500	5,826,950
Pennon Group PLC	53,000	529,203
Reckitt Benckiser Group PLC	131,017	7,205,318
Royal Dutch Shell PLC Class A (United Kingdom)	1,191,409	39,749,942
Scottish & Southern Energy PLC	95,700	1,829,003
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Severn Trent PLC	42,300	$ 975,396
Shanks Group PLC	179,100	351,514
Standard Chartered PLC (Hong Kong)	1,350	36,787
Tesco PLC	2,001,522	13,271,367
Unilever PLC	472,500	14,523,236
United Utilities Group PLC	93,600	864,498
Vodafone Group PLC	8,928,136	23,453,538
Xstrata PLC	400,000	9,395,223
TOTAL UNITED KINGDOM		394,052,471
United States of America - 3.0%
Agilent Technologies, Inc. (a)	48,100	1,992,783
AsiaInfo Holdings, Inc. (a)(d)	102,100	1,691,797
Cadence Pharmaceuticals, Inc. (a)	130,500	985,275
Citigroup, Inc. (a)	2,262,700	10,702,571
General Motors Co.	114,900	4,235,214
NII Holdings, Inc. (a)	81,000	3,617,460
Stillwater Mining Co. (a)	100,000	2,135,000
Union Pacific Corp.	132,600	12,286,716
Virgin Media, Inc.	354,250	9,649,770
Walter Energy, Inc.	40,000	5,113,600
TOTAL UNITED STATES OF AMERICA		52,410,186
TOTAL COMMON STOCKS (Cost $1,602,545,976)		1,714,196,905
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Volkswagen AG (Cost $12,655,596)	102,100	16,572,035
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.19% (b)	35,352,965	35,352,965
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	18,392,589	18,392,589
TOTAL MONEY MARKET FUNDS (Cost $53,745,554)		53,745,554
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $5,667,000)	$ 5,667,095	$ 5,667,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,674,614,126)		1,790,181,494
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(17,943,229)
NET ASSETS - 100%		$ 1,772,238,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,667,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 670,051
Barclays Capital, Inc.	1,336,910
Citigroup Global Markets, Inc.	431,261
Credit Agricole Securities (USA), Inc.	862,522
Deutsche Bank Securities, Inc.	172,504
HSBC Securities (USA), Inc.	508,423
J.P. Morgan Securities, Inc.	431,261
Merrill Lynch, Pierce, Fenner & Smith, Inc.	129,378
Mizuho Securities USA, Inc.	733,143
RBS Securities, Inc.	240,606
Societe Generale, New York Branch	107,815
Wells Fargo Securities LLC	43,126
$ 5,667,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,351
Fidelity Securities Lending Cash Central Fund	133,847
Total	$ 142,198
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 394,052,471	$ 209,445,734	$ 184,606,737	$ -
Japan	285,494,171	245,854,134	39,640,037	-
France	159,540,366	147,044,758	12,495,608	-
Switzerland	137,636,460	86,642,999	50,993,461	-
Germany	103,312,441	103,312,441	-	-
Australia	88,156,313	60,285,647	27,870,666	-
Netherlands	72,286,946	37,491,798	34,795,148	-
Spain	57,030,995	20,017,223	37,013,772	-
United States of America	52,410,186	52,410,186	-	-
Other	380,848,591	355,057,115	25,791,476	-
Money Market Funds	53,745,554	53,745,554	-	-
Cash Equivalents	5,667,000	-	5,667,000	-
Total Investments in Securities:	$ 1,790,181,494	$ 1,371,307,589	$ 418,873,905	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,679,871,857. Net unrealized appreciation aggregated $110,309,637, of which $211,401,265 related to appreciated investment securities and $101,091,628 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2010

1.842155.104

MTCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CHEMICALS - 54.7%
Commodity Chemicals - 3.1%
Arkema SA	18,200	$ 1,310,840
Celanese Corp. Class A	147,558	6,074,963
Grasim Industries Ltd.	11,211	613,928
		7,999,731
Diversified Chemicals - 20.9%
Ashland, Inc.	82,312	4,186,388
BASF AG	22,603	1,804,147
Cabot Corp.	61,900	2,330,535
Dow Chemical Co.	632,036	21,577,704
E.I. du Pont de Nemours & Co.	343,390	17,128,293
FMC Corp.	34,100	2,724,249
Huntsman Corp.	146,712	2,290,174
Solutia, Inc. (a)	114,483	2,642,268
		54,683,758
Fertilizers & Agricultural Chemicals - 9.8%
CF Industries Holdings, Inc.	42,352	5,723,873
Monsanto Co.	182,496	12,709,021
The Mosaic Co.	83,872	6,404,466
Yara International ASA	16,300	944,275
		25,781,635
Industrial Gases - 8.4%
Air Products & Chemicals, Inc.	110,285	10,030,421
Praxair, Inc.	126,325	12,060,248
		22,090,669
Specialty Chemicals - 12.5%
Albemarle Corp.	35,897	2,002,335
Ecolab, Inc.	113,430	5,719,141
Ferro Corp. (a)	18,997	278,116
Innophos Holdings, Inc.	96,146	3,468,948
Kraton Performance Polymers, Inc.	65,900	2,039,605
LyondellBasell Industries NV Class A (a)	94,100	3,237,040
OMNOVA Solutions, Inc. (a)	43,700	365,332
PolyOne Corp. (a)	39,800	497,102
Rockwood Holdings, Inc. (a)	57,400	2,245,488
Sherwin-Williams Co.	56,521	4,733,634
Symrise AG	60,700	1,665,725
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Valspar Corp.	74,958	$ 2,584,552
W.R. Grace & Co. (a)	110,799	3,892,369
		32,729,387
TOTAL CHEMICALS		143,285,180
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Fluor Corp.	18,300	1,212,558
CONSTRUCTION MATERIALS - 1.2%
Construction Materials - 1.2%
HeidelbergCement AG	51,055	3,201,419
CONTAINERS & PACKAGING - 5.8%
Metal & Glass Containers - 5.8%
Ball Corp.	55,175	3,754,659
Crown Holdings, Inc. (a)	109,198	3,645,029
Greif, Inc. Class A	23,584	1,459,850
Owens-Illinois, Inc. (a)	161,683	4,963,668
Silgan Holdings, Inc.	38,200	1,367,942
		15,191,148
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer Daniels Midland Co.	41,948	1,261,796
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	13,168	1,233,315
METALS & MINING - 30.3%
Aluminum - 1.5%
Alcoa, Inc.	249,400	3,838,266
Diversified Metals & Mining - 14.6%
Anglo American PLC (United Kingdom)	52,877	2,751,656
BHP Billiton PLC	41,638	1,676,306
Compass Minerals International, Inc.	18,990	1,695,237
Freeport-McMoRan Copper & Gold, Inc.	164,751	19,784,948
HudBay Minerals, Inc.	44,000	792,821
Kazakhmys PLC	45,700	1,150,764
MacArthur Coal Ltd.	53,777	703,283
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Mongolian Mining Corp.	724,000	$ 844,861
OJSC MMC Norilsk Nickel ADR	37,200	880,524
Teck Resources Ltd. Class B (sub. vtg.)	44,827	2,777,359
Walter Energy, Inc.	40,430	5,168,571
		38,226,330
Gold - 6.1%
AngloGold Ashanti Ltd. sponsored ADR	44,827	2,206,833
Newcrest Mining Ltd.	55,547	2,295,066
Newmont Mining Corp.	131,000	8,047,330
Randgold Resources Ltd. sponsored ADR	15,315	1,260,884
Yamana Gold, Inc.	169,900	2,175,497
		15,985,610
Precious Metals & Minerals - 0.2%
Pan American Silver Corp.	13,600	560,456
Steel - 7.9%
Allegheny Technologies, Inc.	35,400	1,953,372
Carpenter Technology Corp.	74,900	3,013,976
Commercial Metals Co.	142,549	2,364,888
Jindal Steel & Power Ltd.	50,595	805,729
Reliance Steel & Aluminum Co.	83,557	4,269,763
Ternium SA sponsored ADR	34,895	1,479,897
United States Steel Corp. (d)	98,165	5,734,799
Vale SA sponsored ADR (d)	35,522	1,227,996
		20,850,420
TOTAL METALS & MINING		79,461,082
OIL, GAS & CONSUMABLE FUELS - 1.7%
Coal & Consumable Fuels - 1.7%
Massey Energy Co.	45,860	2,460,389
PT Bumi Resources Tbk	5,867,000	1,969,779
		4,430,168
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Weyerhaeuser Co.	66,756	1,263,691
TOTAL COMMON STOCKS (Cost $182,766,396)		250,540,357
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	2,210,057	$ 2,210,057
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	7,460,525	7,460,525
TOTAL MONEY MARKET FUNDS (Cost $9,670,582)		9,670,582
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $192,436,978)		260,210,939
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,678,853
NET ASSETS - 100%		$ 261,889,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,217
Fidelity Securities Lending Cash Central Fund	4,208
Total	$ 5,425
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 250,540,357	$ 248,250,123	$ 2,290,234	$ -
Money Market Funds	9,670,582	9,670,582	-	-
Total Investments in Securities:	$ 260,210,939	$ 257,920,705	$ 2,290,234	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $193,982,151. Net unrealized appreciation aggregated $66,228,788, of which $67,917,143 related to appreciated investment securities and $1,688,355 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2010

1.842154.104

TSCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
Blue Label Telecoms Ltd.	1,267,600	$ 1,347,004
COMMUNICATIONS EQUIPMENT - 0.7%
Communications Equipment - 0.7%
Aruba Networks, Inc. (a)	230	4,802
Cisco Systems, Inc. (a)	16,600	335,818
F5 Networks, Inc. (a)	110	14,318
Infinera Corp. (a)	28	289
Juniper Networks, Inc. (a)	27,257	1,006,328
Nortel Networks Corp. (a)	4,600	0
Polycom, Inc. (a)	180	7,016
Sandvine Corp. (U.K.) (a)	2,308	6,503
Sonus Networks, Inc. (a)	33	88
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	3,459
		1,378,621
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.7%
Alternative Carriers - 6.9%
AboveNet, Inc.	42,100	2,461,166
Cable & Wireless Worldwide PLC	1,607	1,647
Cogent Communications Group, Inc. (a)	32,600	460,964
Global Crossing Ltd. (a)	212,100	2,740,332
Iliad Group SA	24,651	2,682,813
Level 3 Communications, Inc. (a)	4,937	4,838
PAETEC Holding Corp. (a)	53,900	201,586
tw telecom, inc. (a)	261,900	4,465,395
		13,018,741
Integrated Telecommunication Services - 48.8%
AT&T, Inc.	752,032	22,094,700
BT Group PLC	3,900	11,084
Cable & Wireless PLC	1,607	1,217
Cbeyond, Inc. (a)	126,850	1,938,268
CenturyLink, Inc. (d)	191,366	8,835,368
China Unicom (Hong Kong) Ltd. sponsored ADR	166,100	2,366,925
Cincinnati Bell, Inc. New (a)	113,700	318,360
Deutsche Telekom AG	54	697
FairPoint Communications, Inc. (a)	2,804	63
Frontier Communications Corp.	10,362	100,822
Hellenic Telecommunications Organization SA	93	764
PT Telkomunikasi Indonesia Tbk Series B	1,511,000	1,333,238
Qwest Communications International, Inc.	1,691,200	12,870,032
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
Telecom Italia SpA sponsored ADR	200	$ 2,588
Telefonica SA	229	5,231
Telefonica SA sponsored ADR (d)	37,100	2,538,382
Telenor ASA	400	6,509
Telenor ASA sponsored ADR	33,900	1,657,710
Telkom SA Ltd.	400	2,294
Verizon Communications, Inc.	1,024,770	36,666,270
Windstream Corp.	107,796	1,502,676
		92,253,198
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		105,271,939
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	17,000	799,850
Rackspace Hosting, Inc. (a)(d)	22,700	713,007
Support.com, Inc. (a)	82,000	531,360
		2,044,217
MEDIA - 6.2%
Broadcasting - 0.0%
Ten Network Holdings Ltd.	9	13
Cable & Satellite - 6.2%
Cablevision Systems Corp. - NY Group Class A	51	1,726
Comcast Corp. Class A	85,600	1,880,632
DIRECTV (a)	33	1,318
Dish TV India Ltd. (a)	3,371	5,364
Liberty Global, Inc. Class A (a)(d)	82,434	2,916,515
Naspers Ltd. Class N	16,500	966,215
Time Warner Cable, Inc.	28,500	1,881,855
Virgin Media, Inc.	150,894	4,110,353
		11,763,978
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	9	232
TOTAL MEDIA		11,764,223
SOFTWARE - 2.6%
Application Software - 2.6%
AsiaInfo Holdings, Inc. (a)(d)	77,700	1,287,489
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Gameloft (a)	496,102	$ 3,621,555
Synchronoss Technologies, Inc. (a)	630	16,827
		4,925,871
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	6,100	12,627
TOTAL SOFTWARE		4,938,498
WIRELESS TELECOMMUNICATION SERVICES - 31.9%
Wireless Telecommunication Services - 31.9%
American Tower Corp. Class A (a)	256,711	13,256,556
Clearwire Corp. Class A (a)(d)	711,741	3,665,466
Crown Castle International Corp. (a)	200,720	8,797,558
ICO Global Communications Holdings Ltd. Class A (a)	1,199,600	1,799,400
Idea Cellular Ltd. (a)	2,124	3,304
Leap Wireless International, Inc. (a)	180,750	2,215,995
MetroPCS Communications, Inc. (a)	409,616	5,173,450
NII Holdings, Inc. (a)	179,019	7,994,989
NTELOS Holdings Corp.	451	8,592
PT Indosat Tbk	700	420
Rogers Communications, Inc. Class B (non-vtg.)	200	6,939
SBA Communications Corp. Class A (a)	115,150	4,714,241
Sprint Nextel Corp. (a)	1,877,802	7,943,102
Syniverse Holdings, Inc. (a)	69,113	2,132,136
Telephone & Data Systems, Inc.	7,510	274,491
Vivo Participacoes SA sponsored ADR	37,800	1,231,902
Vodafone Group PLC sponsored ADR	38,400	1,014,912
		60,233,453
TOTAL COMMON STOCKS (Cost $145,211,906)		186,977,955
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	2,053,435	$ 2,053,435
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	16,162,924	16,162,924
TOTAL MONEY MARKET FUNDS (Cost $18,216,359)		18,216,359
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $163,428,265)		205,194,314
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(16,148,215)
NET ASSETS - 100%		$ 189,046,099
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 994
Fidelity Securities Lending Cash Central Fund	19,509
Total	$ 20,503
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 186,977,955	$ 186,960,876	$ 17,079	$ -
Money Market Funds	18,216,359	18,216,359	-	-
Total Investments in Securities:	$ 205,194,314	$ 205,177,235	$ 17,079	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $165,650,447. Net unrealized appreciation aggregated $39,543,867, of which $46,617,780 related to appreciated investment securities and $7,073,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2010

1.842153.104

UTCIP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
ELECTRIC UTILITIES - 47.3%
Electric Utilities - 47.3%
EDF SA	78,624	$ 3,226,667
Edison International	436,685	16,856,041
ITC Holdings Corp.	177,627	11,009,321
NextEra Energy, Inc.	526,454	27,370,345
NV Energy, Inc.	981,748	13,793,559
Pinnacle West Capital Corp.	105,905	4,389,762
PPL Corp.	659,289	17,352,486
Southern Co.	319,970	12,232,453
		106,230,634
GAS UTILITIES - 9.6%
Gas Utilities - 9.6%
National Fuel Gas Co. New Jersey	159,929	10,494,541
ONEOK, Inc.	200,442	11,118,518
		21,613,059
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.8%
Independent Power Producers & Energy Traders - 8.8%
AES Corp. (a)	661,496	8,057,021
Constellation Energy Group, Inc.	184,568	5,653,318
GenOn Energy, Inc. (a)	965,737	3,679,458
International Power PLC	335,811	2,292,654
		19,682,451
MULTI-UTILITIES - 30.9%
Multi-Utilities - 30.9%
CenterPoint Energy, Inc.	403,159	6,337,659
National Grid PLC	513,350	4,440,023
NiSource, Inc.	459,461	8,095,703
OGE Energy Corp.	96,246	4,383,043
PG&E Corp.	185,088	8,854,610
Public Service Enterprise Group, Inc.	276,200	8,785,922
Sempra Energy	328,466	17,237,896
TECO Energy, Inc.	129,000	2,296,200
Veolia Environnement	154,000	4,510,122
Veolia Environnement sponsored ADR (d)	152,700	4,483,272
		69,424,450
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 3.9%
Oil & Gas Exploration & Production - 2.3%
Canacol Energy Ltd. (a)	558,200	$ 878,747
Pacific Rubiales Energy Corp.	125,000	4,230,171
		5,108,918
Oil & Gas Storage & Transport - 1.6%
SemGroup Corp. Class A (a)	50,800	1,380,236
Williams Companies, Inc.	94,000	2,323,680
		3,703,916
TOTAL OIL, GAS & CONSUMABLE FUELS		8,812,834
TOTAL COMMON STOCKS (Cost $213,034,174)		225,763,428
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $1,936,000)	1,936,000	1,936,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $214,970,174)		227,699,428
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,008,193)
NET ASSETS - 100%		$ 224,691,235
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 560
Fidelity Securities Lending Cash Central Fund	6,841
Total	$ 7,401
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 225,763,428	$ 216,813,283	$ 8,950,145	$ -
Money Market Funds	1,936,000	1,936,000	-	-
Total Investments in Securities:	$ 227,699,428	$ 218,749,283	$ 8,950,145	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $216,438,325. Net unrealized appreciation aggregated $11,261,103, of which $13,234,634 related to appreciated investment securities and $1,973,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011